As filed with the Securities and Exchange Commission on November 3, 2004

                                                        File No. 333-_______



                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)



                         THE WRIGHT MANAGED INCOME TRUST
               -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)



                                 (617) 482-8260
                         --------------------------------
                        (Area Code and Telephone Number)

                  255 State Street, Boston, Massachusetts 02109
                --------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 Alan R. Dynner
                               ------------------
                  255 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                       Copies to: Leonard A. Pierce, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective on December 3, 2004 pursuant to Rule 488.

                              IMPORTANT INFORMATION

Dear  Shareholder:

I am writing to inform you about a reorganization that will affect your investment in Wright U.S. Government Intermediate Fund ("U.S. Government Intermediate Fund"). Your fund's investment adviser, Wright Investors' Service, Inc. ("Wright"), manages two mutual funds that focus on U.S. government obligations, your fund and Wright Current Income Fund ("Current Income Fund"), each a series of The Wright Managed Income Trust (the "Trust"). The enclosed prospectus contains information about the reorganization of your fund into Current Income Fund. You will become a shareholder of Current Income Fund and will receive shares of Current Income Fund equal in value to the value of your shares in U.S. Government Intermediate Fund. The result will be that you become a shareholder of a fund, the investment goals and focus of which are similar to your fund, but which is larger in size. Our hope is that this will enable the fund to invest more efficiently and to have the potential to realize expense savings in the future.

WHY IS THE REORGANIZATION BEING PROPOSED?

In approving the reorganization, the trustees of the Trust have determined that the reorganization is in the best interests of your fund. The Trustees believe that reorganizing your fund into Current Income Fund offers you potential benefits, including the opportunity to be part of a fund with a larger asset size that may be better positioned in the market to increase asset size and achieve increased economies of scale. The larger portfolio of the combined funds may enable it to achieve better net prices on securities trades. In addition, each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. Because Wright currently limits each fund's expenses, the combination of the funds is not expected to reduce expenses immediately but should increase the potential for cost savings in the future as the fixed expenses are spread over a larger pool of assets, reducing expenses on a per share basis. Without giving effect to the expense limitations, the combined fund would have a lower expense ratio than your fund.

NO IMPACT ON FUND'S FEES AND EXPENSES.

No increase in management fees will result from the reorganization. Under a written agreement in effect for the current fiscal year, Wright limits your fund's ordinary operating expense to 0.95%, after custodian reductions, if any. After the reorganization, Wright will apply the same expense limitation to the combined fund, so your expenses will not increase above this limit. This expense limitation agreement is voluntary, and Wright may eliminate it in the future. However, because the combined fund will be larger, its gross expenses per share will be lower than your fund's gross expenses. That may benefit you if Wright does terminate the expense limitation agreement in the future.

NO SHAREHOLDER ACTION REQUIRED.

In accordance with the Trust's organizational documents and applicable law, NO ACTION IS REQUIRED BY SHAREHOLDERS IN ORDER TO EFFECT THE REORGANIZATION. On or about December 28, 2004, U.S. Government Intermediate Fund will transfer all of its assets and liabilities to Current Income Fund, and your shares in U.S. Government Intermediate Fund will be exchanged for shares of Current Income Fund. THIS WILL NOT BE A TAXABLE TRANSACTION FOR FEDERAL INCOME TAX PURPOSES AND YOU WILL NOT RECOGNIZE GAIN OR LOSS UPON THE EXCHANGE OF YOUR SHARES AS PART OF THIS TRANSACTION. The basis of your shares in Current Income Fund will be the same as the basis of your U.S. Government Intermediate Fund shares surrendered in the exchange. You will receive confirmation of the transaction.

If you have any questions or need additional information, please contact Wright Investors' Service Distributors, Inc. at (800) 888-9471.

Sincerely,

Peter Donovan
President and Trustee

                         THE WRIGHT MANAGED INCOME TRUST

                    Wright U.S. Government Intermediate Fund
                           Wright Current Income Fund

                                   PROSPECTUS
                                 December 3, 2004

                                255 State Street
                                Boston, MA 02109
                                 (800) 888-9471

This prospectus (the "Prospectus") is being furnished to you because you are a shareholder of Wright U.S. Government Intermediate Fund ("U.S. Government Intermediate Fund"), a series of The Wright Managed Income Trust (the "Trust"). In connection with an Agreement and Plan of Reorganization, U.S. Government Intermediate Fund will be reorganized into another series of the Trust, Wright Current Income Fund ("Current Income Fund"). You will receive in exchange for shares of U.S. Government Intermediate Fund shares of Current Income Fund equal in value to the value of your shares in U.S. Government Intermediate Fund. This Prospectus is being mailed on or about December 6, 2004 to U.S. Government Intermediate Fund's shareholders of record as of the close of business on December 1, 2004 (the "Shareholders").

A copy of the funds' Annual Report for the fiscal year ended December 31, 2003 was previously mailed to the shareholders of the funds' on or about March 9, 2004. A copy of the funds' Semi-Annual Report for the period ended June 30, 2004 was previously mailed to the funds' shareholders on or about September 1, 2004. Additional copies may be obtained without charge by writing the Trust at 440 Wheelers Farms Road, Milford, Connecticut 06460 or calling (800) 888-9471.

No vote of the Shareholders will be taken with respect to the matters described in this Prospectus. We are not asking you for a proxy and you are requested not to send us a proxy.

                                TABLE OF CONTENTS

Summary..................................................................3

Agreement and Plan of Reorganization....................................10

Capitalization..........................................................12

Board's Evaluation......................................................12

Ownership of Shares of the Funds........................................13

Experts.................................................................13

Available Information...................................................14

Form of Agreement and Plan of Reorganization............................15

Trust's Prospectus, dated May 1, 2004...................................16

                                     SUMMARY

     The following is a summary of more complete information appearing later in this Prospectus or incorporated herein by reference. You should read carefully the entire Prospectus, including the form of Agreement and Plan of Reorganization (the "Agreement") attached as Exhibit A.



     COMPARISON OF U.S. GOVERNMENT INTERMEDIATE FUND TO CURRENT INCOME FUND


                            U.S. Government Intermediate Fund                 Current Income Fund
======================= ========================================== ==========================================
Business                Each  fund is a  diversified  series  of the  Trust, an
                        open-end  investment  management  company organized as a
                        Massachusetts business trust.
======================= =====================================================================================

Net assets, as of                     $8,710,472                                    $26,693,113
September 30, 2004
======================= ========================================== ==========================================

Investment adviser      Wright Investors' Service, Inc. ("Wright"), the funds' investment adviser, selects and portfolio managers  the funds' investments and oversees the funds' operations.

                        An investment committee of senior officers controls the investment selections, policies and procedures of the funds. These officers are experienced analysts with different areas of expertise, and have over 204 years of combined service with Wright. The investment committee consists of the following members:

                        COMMITTEE MEMBER                         TITLE                        JOINED WRIGHT IN

                        Peter M. Donovan, CFA       Chairman and Chief Executive Officer                1966
                                                    Chairman of the Investment Committee
                        Judith R. Corchard          Executive Vice President - Investment               1960
                                                    Management
                                                    Senior Investment Officer
                        Jatin J. Mehta, CFA         Executive Vice President                            1969
                        Michael F. Flament, CFA     Senior Vice President - Investment
                                                    and Economic Analysis                               1972
                        James P. Fields, CFA        Senior Vice President - Fixed Income                1982
                                                    Investments
                        Amit S. Khandwala           Senior Vice President - International               1986
                                                    Investments
                        Stanley Kirtman             Executive Vice President - Equities                 2002
                        Charles T. Simko, Jr., CFA  Senior Vice President - Investment Research         1985
                        Anthony van Daalen, CFA     Senior Vice President - Fixed Income                2002
                                                    Investments

======================= ========================================================================================================
Investment objective    The fund seeks a high total return  with                 The fund  seeks a high  level  of  current
                         an emphasis on income.                                  income consistent with moderate
                                                                                 fluctuations of principal.
                        ========================================== ==============================================================
                        Each fund's investment  objective is non-fundamental and
                        may be  changed  by  the  trustees  without  shareholder
                        approval.
======================= ========================================== ==============================================================
Primary investments     The fund invests at least 80% of its                  The fund invests at least 80% of its
                        total assets in U.S. government                       total assets primarily in debt
                        obligations and maintains an average                  obligations issued or guaranteed by the
                        weighted maturity of from two to six                  U.S. government or any of its agencies
                        years depending on the economic outlook               or instrumentalities, mortgage-related
                        and expected trend of interest rates.                 securities of governmental or corporate
                        The fund will not invest in derivatives.              issuers and corporate debt securities.
                        U.S. government obligations in which the              U.S. government securities in which the


                       fund may invest include:                              fund may invest include:
                        o   direct obligations of the U.S.                    o   direct obligations of the U.S.
                            government, such as bills, notes and                  government, such as bills, notes and
                            bonds issued by the U.S. Treasury;                    bonds issued by the U.S. Treasury;
                        o   obligations of U.S. government                    o   obligations of U.S. government
                            agencies secured by the full faith                    agencies and instrumentalities
                            and credit of the U.S. Treasury,                      secured by the full faith and credit
                            such as securities, including                         of the U.S. Treasury, such as
                            pass-through securities, of the                       securities of the GNMA or the
                            Government National Mortgage                          Export-Import Bank;
                            Association or securities of the                  o   obligations secured by the
                            Export-Import Bank;                                   right to borrow from the U.S.
                        o   obligations secured by the                            Treasury; and
                            right to borrow from the U.S.                     o   obligations backed only by the
                            Treasury; and                                         credit of a government agency such
                        o   obligations backed only by the                        as the Federal Home Loan Bank,
                            credit of a government agency such                    Fannie Mae (Federal National
                            as the Federal Home Loan Bank,                        Mortgage Association) and Freddie
                            Fannie Mae (Federal National                          Mac (Federal Home Loan Mortgage
                            Mortgage Association) and Freddie                     Corporation).
                            Mac (Federal Home Loan Mortgage                   The corporate debt securities in which
                            Corporation).                                     the fund may invest include commercial
                                                                              paper and other short-term instruments
                                                                              rated A-1 by Standard & Poor's Ratings
                                                                              Group or P-1 by Moody's Investors
                                                                              Service, Inc. and comparable unrated
                                                                              securities.
======================= ========================================== ==========================================

Investment strategies   Wright allocates the fund's assets based               Wright may allocate the fund's assets
                        on its view of the economic outlook and                among different market sectors (such as
                        expected trend in short-term interest                  agency securities, U.S. government and
                        rates. For example, the fund may invest                Treasury securities, and corporate debt
                        more heavily in shorter term securities                securities) with different maturities
                        when it expects an increase in interest                based on its view of the relative value
                        rates. In buying and selling securities                of each sector or maturity.
                        for the fund, Wright analyzes a
                        security's structural features, current
                        prices compared with its estimated
                        value, and the credit quality of its
                        issuer. The fund's average maturity as
                        of December 31, 2003 was 2.9 years and
                        its duration was 2.9 years.
                        ========================================== ==========================================

                        In buying and selling securities for each fund, Wright analyzes a security's structural features, current price compared with its estimated long-term price, and the credit quality of the issuer.

======================= ========================================== ==========================================
Benchmark               Lehman U.S. Government Intermediate Bond              Lehman GNMA Backed Bond Index
                        Index
======================= ========================================== ==========================================

Other investments       Each fund may purchase when-issued
                        securities and  make  contracts  to  purchase  or  sell
                        securities for a fixed  price at a future  date  beyond
                        customary settlement time. Alternatively, a fund may
                        enter into offsetting  contracts for the forward sale of
                        other securities that it owns.

                        Each fund may invest in mortgage related securities, including collateralized mortgage obligations ("CMOs").

======================= =========================================== ==========================================

Temporary  defensive    During periods of unusual market conditions, when Wright
strategies              believes  that  investing for temporary defensive purposes is appropriate, all or a portion of each fund's
                        assets  may be held in cash or  invested  in  short-term
                        obligations without limit. Although a fund would do this
                        to reduce  losses,  defensive  investments  may conflict
                        with  and  hurt  the  fund's   efforts  to  achieve  its
                        investment objective.

======================= =====================================================================================

Diversification         Each fund is diversified, which means that, with respect
                        to 75% of total assets,  the fund cannot invest (i) more
                        than 5% of total assets in securities of a single issuer
                        or (ii) in securities  representing more than 10% of the
                        outstanding voting securities of an issuer.

======================= =====================================================================================
Short-term trading      The funds do not intend to engage in trading for
                        short-term  profits.  However,  portfolio turnover rates
                        will vary.

======================= =====================================================================================
Derivatives             The fund may  invest in  mortgage  related  The fund may
                        invest in mortgage  related  securities,  including CMOs
                        but has never securities,  including CMOs and other done
                        so. derivative mortgage-related securities.

======================= ========================================== ==========================================



                                     SHARES
                                   ==========

                      U.S. GOVERNMENT INTERMEDIATE FUND                      CURRENT INCOME FUND
============ ====================================================  ============================================
Sales charges  The shares of both funds have the same characteristics and fee structure.
and 12b-1
fees              o Shares are offered with no sales charges.
                  o Shares are subject to distribution and service fees of up to 0.25% of average daily net assets.
============ ====================================================  ============================================
                      BUYING, SELLING AND EXCHANGING SHARES
              ============================================================

                       U.S. Government Intermediate Fund                    Current Income Fund
                   =========================================== ==============================================
================== ==========================================================================================
Buying shares      The procedures for buying shares of Current Income Fund are identical to those U.S.
                   Government Intermediate Fund. You may buy shares from any investment firm that has a sales agreement with Wright Investors' Service Distributors, Inc. ("WISDI"), the funds'
                   distributor. You can buy shares at the public offering price, which is their net asset value. You may use securities you own to purchase shares of a fund by delivering to the funds' custodian securities that meet the fund's investment objectives and policies, have easily determined market prices and are otherwise acceptable. Exchanged securities must have a minimum aggregate value of $5,000. Securities are valued at the date they are received by the funds.

                   Please  refer  to  your   Shareholder   Manual  for  detailed
                   instructions on how to buy fund shares.

================== ==========================================================================================
Minimum initial    The minimum initial investment for buying shares of Current Income Fund is identical to
investment         the minimum initial investment for U.S. Government Intermediate Fund. Your initial investment must be at least $1,000. There is no minimum for subsequent investments.
================== ==========================================================================================
Exchanging shares  The procedures for exchanging shares of Current Income
                   Fund are identical to those of U.S.  Government  Intermediate
                   Fund.  Shares of the funds may be exchanged for shares of any
                   other   Wright  fund   described   in  the  funds'   combined
                   prospectus,  dated May 1, 2004.  Please read that  prospectus carefully  before  requesting  an  exchange.  The exchange of shares  results  in the  sale of one  fund's  shares  and the purchase of another,  normally  resulting  in a gain or loss, and is therefore a taxable event for you.

                   You are limited to four  "round-trip"  exchanges each year. A round-trip  exchange is an exchange of one fund into  another
                   Wright fund and then back into the  original  fund.  You will receive notice 60 days before the funds  materially  amend or terminate the exchange privilege.
================== ==========================================================================================
Selling shares     The  procedures  for selling  shares of Current Income
                   Fund are identical to those of U.S.  Government  Intermediate
                   Fund.  You may  redeem  or sell  shares  of the  funds on any business day. No  redemption  request will be paid until your shares  have  been  paid for in  full.  If the  shares  to be redeemed were purchased by check, the redemption payment will be delayed until the check has been collected, which may take up to 15 days from the date of purchase.  Telephone, mail and
                   internet   redemption   procedures   are  described  in  your
                   Shareholder Manual.


================== ==========================================================================================
Net asset  value   Each  fund's net asset value is the value of its
                   portfolio  of  securities  plus any  other  assets  minus its operating  expenses  and any  other  liabilities.  The  funds calculate  a net asset  value for each class of shares  every day the New York Stock Exchange is open when regular  trading closes (normally 4:00 p.m. Eastern time).
================== ==========================================================================================


COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Because the funds have similar investment objectives, investment policies and strategies, the funds are subject to the same principal risks. Although the principal risks are the same, the principal risks of U.S. Government Intermediate Fund are less than those of Current Income Fund because of the different investment objective, policies and strategies of that fund. The combined fund will have an investment committee, investment objective, investment policies and strategies identical to those of Current Income Fund. The general risks of bond funds are credit and interest rate risks. Because the U.S. Government Intermediate Fund invests substantially in U.S. government obligations, credit risk is less than other types of bonds and Current Income Fund. Although greater than for U.S. Government Intermediate Fund, credit risk for Current Income Fund is minimal to the extent that the fund concentrates in mortgage-related securities whose timely payment of interest and principal is guaranteed by the U.S. government (such as Fannie Maes). Current Income Fund is currently, and has historically been, invested predominantly in such securities, although it is not required to do so. However, this does not protect the funds against interest rate risk or guarantee the value of the funds' shares. Also, mortgage-related securities (such as Ginnie Maes) are subject to prepayment and extension risks during times of falling or rising interest rates. These risks are defined to mean:

o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

o EXTENSION RISK: When interest rates rise, the life a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

The funds cannot eliminate risk or assure achievement of their investment objectives and you may lose money.

OTHER CONSEQUENCES OF THE REORGANIZATION

THE FUNDS' FEES AND EXPENSES

Shareholders of both funds pay various fees and expenses, either directly or indirectly. U.S. Government Intermediate Fund and Current Income Fund each pay monthly management fees equal to 0.45% of average daily net assets. Both funds also pay a 12b-1 fee at the same rate of 0.25% of average daily net assets. As discussed below, the pro forma expenses of the combined fund after the contractual expense limitation will be 0.95%, which is U.S. Government Intermediate Fund's current contractual expense limitation. The pro forma gross expenses (i.e., without giving effect to the expense limitations) of the combined fund are lower than each fund's gross expenses.

The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on the expenses of each fund for the twelve-month period ended December 31, 2003. Future expenses may be greater or less. The table also shows the estimated ("pro forma") expenses of the combined fund assuming the reorganization occurred on December 31, 2003.

                                                                                         Combined Fund
  SHAREHOLDER TRANSACTION                                                             (PRO FORMA FOR THE
 FEES (PAID DIRECTLY FROM         U.S. GOVERNMENT                                    PERIOD ENDED DECEMBER
     YOUR INVESTMENT)            INTERMEDIATE FUND         CURRENT INCOME FUND             31, 2003)
---------------------------- -------------------------- -------------------------- --------------------------
Maximum sales charge                   None                       None                       None
(load) when you buy shares
as a percentage of
offering price

Maximum deferred sales                 None                       None                       None
charge (load) as a
percentage of offering
price or the amount you
receive when you sell
shares, whichever is less

Redemption fee as a                    None                       None                       None
percentage of amount
redeemed, if applicable
---------------------------- -------------------------- -------------------------- --------------------------

ANNUAL FUND OPERATING
EXPENSES (DEDUCTED FROM
FUND ASSETS) AS A % OF
AVERAGE DAILY NET ASSETS
-------------------------- -------------------------- -------------------------- --------------------------

Management Fee                         0.45%                      0.45%                      0.45%

Distribution and Service               0.25%                      0.25%                      0.25%
(12b-1) Fee

Other Expenses                         0.96%                      0.42%                      0.40%
---------------------------- -------------------------- -------------------------- --------------------------
Total Annual Fund                      1.66%                      1.12%                      1.10%
Operating Expenses

Less:  Fee Waiver and                 (0.71)%                    (0.17)%                     0.15%
Expense Reimbursement
---------------------------- -------------------------- -------------------------- --------------------------
Net Operating Expenses                0.95%(1)                    0.95%(1)                   0.95%(1)


(1) The expenses in the table above reflect the expense limitation in effect through the fiscal year ending December 31, 2004, under which Wright has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to limit expenses to 0.95% of average daily net assets, after custodian fee reductions, if any. After the reorganization, Wright will apply the same expense limitation to the combined fund.

         The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) your investment has a 5% return each year, (c) each fund's operating expenses remain the same, and (e) you redeem your shares after the end of each period. Pro forma expenses are included assuming a reorganization with U.S. Government Intermediate Fund and Current Income Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.


     NUMBER OF YEARS         U.S. GOVERNMENT INTERMEDIATE                                COMBINED FUND
   YOU OWN YOUR SHARES                   FUND                 CURRENT INCOME FUND         (PRO FORMA)
=========================== ================================ ====================== ========================
Year 1                                 $97                            $97                      $97
Year 3                                $303                           $303                     $303
Year 5                                $525                           $525                     $525
Year 10                             $1,166                         $1,166                   $1,166
=========================== ================================ ====================== ========================

COMPARISON OF FUND PERFORMANCE

         Set forth below is performance information for each fund. The following performance information indicates some of the risks of investing in each fund. The bar charts show how each fund's total return has varied from year to year for each full calendar year. The third table shows average annual total return (before and after taxes) for each fund over time with a broad-based securities market index. Past performance before and after taxes does not indicate future results. You should note that the investment committee of the combined fund after the reorganization will be the same as U.S. Government Intermediate Fund's investment committee. However, the investment objective and policies of U.S. Government Intermediate Fund are similar, but not identical, to the investment objective, policies and strategies of Current Income Fund, which causes the funds to have different risk/return profiles.

                CURRENT INCOME FUND'S ANNUAL RETURN*
                     (Year ended December 31)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
---------------------------------------------------------------------------------------------------------------
  20%
---------------------------------------------------------------------------------------------------------------
  10%           17.46%                                     10.31%
---------------------------------------------------------------------------------------------------------------
   0%                   4.35%    8.56%    6.51%   0.52%            7.18%    7.70%    1.73%
---------------------------------------------------------------------------------------------------------------
(10)%  -3.28%
---------------------------------------------------------------------------------------------------------------
(20)%
---------------------------------------------------------------------------------------------------------------
       1994     1995     1996     1997    1998     1999     2000     2001    2002     2003

*Current Income Fund's  year-to-date  return as of September 30, 2004 was 2.36%.
During the period shown in the bar chart, Current Income Fund's highest quarterly return was 5.61% for the quarter ended June 30, 1995, and the lowest quarterly return was -3.21% for the quarter ended March 31, 1994.

            U.S. GOVERNMENT INTERMEDIATE FUND'S ANNUAL RETURN**
                     (Year ended December 31)

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
---------------------------------------------------------------------------------------------------------------
  20%              28.18%
---------------------------------------------------------------------------------------------------------------
  10%                                                        12.61%
---------------------------------------------------------------------------------------------------------------
   0%                                9.08%   9.95%                      5.40%    8.07%      1.36%
---------------------------------------------------------------------------------------------------------------
(10)%    -8.62%            -1.26%                    -3.97%
---------------------------------------------------------------------------------------------------------------
          1994     1995     1996     1997    1998     1999     2000     2001     2002       2003


**U.S.  Government  Intermediate  Fund's year-to-date return as of September 30,
2004 was  1.52%.  During  the period  shown in the bar  chart,  U.S.  Government
Intermediate  Fund's highest  quarterly  return was 10.40% for the quarter ended
June 30, 1995, and the lowest  quarterly return was -6.28% for the quarter ended
March 31, 1994.

                              AVERAGE ANNUAL TOTAL RETURN (DECEMBER 31, 2003)

                                                              1 Year             5 Years            10 Years
                                                              ------             -------            --------
CURRENT INCOME FUND

     Before Taxes                                             1.73%               5.42%              5.97%
     After Taxes on Distributions (1)                        -0.13%               3.13%              3.47%
     After Taxes on Distributions and Sale of Fund
         Shares (1)                                          -0.13%               3.13%              3.47%

Lehman GNMA Backed Bond Index (2)                             2.85%               6.50%              6.92%

U.S. GOVERNMENT INTERMEDIATE FUND

     Before Taxes                                             1.36%               4.54%              5.65%
     After Taxes on Distribution (1)                         -0.68%               2.26%              3.21%
     After Taxes on Distributions and Sale of Fund
         Shares (1)                                          -0.68%               2.26%              3.21%

Lehman U.S. Government Intermediate Bond Index (2)
                                                              2.29%               6.18%              6.32%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 (2) The Lehman GNMA Backed Bond Index, an unmanaged index that generally indicates the performance of government and corporate mortgage-backed bond markets, and the Lehman U.S. Government Intermediate Bond Index, an unmanaged index that generally indicates the performance of the U.S. government bond market, are for reference only and do not mirror the funds' investments.


                  AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

The trustees of the Trust have approved the form of Agreement regarding the reorganization of U.S. Government Intermediate Fund into Current Income Fund, a copy of which is attached to this Prospectus as Exhibit A and incorporated herein by this reference. The description of the Agreement contained herein is qualified in its entirety by the attached copy.

THE REORGANIZATION

The Agreement provides for the reorganization on the following terms:

o The reorganization is scheduled to occur on the close of business on December 28, 2004, but may occur on such later date as trustees of the Trust determine. U.S. Government Intermediate Fund will transfer all of its assets to Current Income Fund, and Current Income Fund will assume all of your fund's liabilities. This will result in the addition of U.S. Government Intermediate Fund's assets to Current Income Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange, Inc. on the reorganization date.

o Current Income Fund will issue to U.S Government Intermediate Fund shares in an amount equal to the net assets attributable to U.S. Government Intermediate Fund's shares. As part of the liquidation of U.S. Government Intermediate Fund, these shares will immediately be distributed to shareholders of record of U.S. Government Intermediate Fund in proportion to their holdings on the reorganization date. As a result, shareholders of U.S. Government Intermediate Fund will become shareholders of Current Income Fund.

o After the shares are issued, the existence of U.S. Government Intermediate Fund will be terminated.

REASONS FOR THE PROPOSED REORGANIZATION

The trustees of the Trust believe that the proposed reorganization will be advantageous to the shareholders of U.S. Government Intermediate Fund for several reasons. The trustees considered the following matters, among others, in approving the proposal:

         FIRST, after the reorganization, the combined fund will have an asset size larger than that of U.S. Government Intermediate Fund, which may allow the combined fund to achieve economies of scale in investments or expenses and be better positioned in the market to increase asset size.

         SECOND, the combined fund will have similar, although different investment policies and strategies as U.S. Government Intermediate Fund. The combined fund will have the same investment committee and a similar portfolio composition to that of U.S. Government Intermediate Fund.

         THIRD, no increase in management fee, as a percentage of average daily net assets, is expected as a result of the reorganization.

         FOURTH, the pro forma gross expenses (i.e., without giving effect to the expense limitation) of the combined fund will be lower than U.S. Government Intermediate Fund's current gross expenses. Because of the expense limitation, the pro forma net expenses (i.e., giving effect to the expense limitation) are the same for both funds.

         FIFTH, the reorganization will be accomplished on a tax free basis.

The board of trustees of the Trust considered that Wright will pay all of the expenses of the funds associated with the preparation, printing and mailing of any shareholder communications, including this Prospectus, and any filings with the Securities and Exchange Commission (the "SEC") and other governmental agencies in connection with the reorganization.

The board of trustees of the Trust also considered that the funds' investment adviser and principal distributor will benefit from the reorganization. Wright may be able to increase the combined fund's assets at a faster rate than would otherwise be possible if it continued to offer Current Income Fund and U.S. Government Intermediate Fund separately and that the combined fund's gross expenses are expected to be lower than your fund's gross expenses. Such a growth in asset size benefits Wright by increasing its management fees and accelerating the point at which management of the combined fund is profitable to Wright and lower its cost to cap the funds' expenses.

The board of trustees of the Trust further considered that the reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone, without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

TAX STATUS OF THE REORGANIZATION

The reorganization is intended to result in no income, gain or loss for federal income tax purposes to Current Income Fund, U.S. Government Intermediate Fund or the shareholders of U.S. Government Intermediate Fund and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, substantially to the effect that the reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the reorganization, for federal income tax purposes:

o no gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Current Income Fund as described above or (2) the
    distribution   by  Current   Income  Fund  of  its  shares  to  your  fund's
    shareholders;

o no gain or loss will be recognized by Current Income Fund upon the receipt of your fund's assets solely in exchange for the issuance of Current Income Fund shares to your fund and the assumption of your fund's liabilities by Current Income Fund;

o the basis of the assets of your fund acquired by Current Income Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

o the tax holding period of the assets of your fund in the hands of Current Income Fund will include your fund's tax holding period for those assets;

o you will not recognize gain or loss upon the exchange of your shares of your fund solely for Current Income Fund shares as part of the reorganization;

o the aggregate basis of Current Income Fund shares received by you in the reorganization will be the same as the aggregate basis of the shares of your fund you surrender in exchange; and

o the tax holding period of Current Income Fund shares you receive will include the tax holding period of the shares of your fund that you surrender in exchange, provided that the shares of your fund were held by you as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of Current Income Fund and your fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

ADDITIONAL TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of U.S. Government Intermediate Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Current Income Fund of all its obligations under the Agreement, and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligation of Current Income Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including U.S. Government Intermediate Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from U.S. Government Intermediate Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 8).

         The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 9).

         Termination of Agreement. The board of trustees of the Trust may terminate the Agreement at any time before the reorganization date, if the board believes that proceeding with the reorganization would no longer be advisable.

         Expenses of the Reorganization. Wright will pay the expenses of both funds in connection with the reorganization, including the costs of printing, mailing, legal fees and audit fees.

                                 CAPITALIZATION

         The following table sets forth the capitalization of each fund as of September 30, 2004, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. When the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between September 30, 2004 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                            SEPTEMBER 30, 2004

                                U.S. GOVERNMENT       CURRENT INCOME
                               INTERMEDIATE FUND           FUND               PRO FORMA
                              ==================== ===================== =====================

Net Assets                        $8,710,472           $26,693,113           $35,403,585
Net Asset Value Per Share           $12.94                $10.27                $10.27
Shares Outstanding                  673,355             2,598,119             3,445,935
============================= ==================== ===================== =====================


         It is impossible to predict how many shares of Current Income Fund will actually be received and distributed by U.S. Government Intermediate Fund on the reorganization date. The table should not be relied upon to determine the amount of Current Income Fund shares that will actually be received and distributed.

                          BOARD'S EVALUATION

         For the reasons described above, the board of trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended ("independent trustees"), approved the reorganization. In particular, the board of trustees of the Trust determined that the reorganization is in the best interests of U.S. Government Intermediate Fund and that the interests of U.S. Government Intermediate Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of the Trust, including the independent trustees, approved the reorganization on behalf of Current Income Fund. They also determined that the reorganization is in the best interests of Current Income Fund and that the interests of Current Income Fund's shareholders would not be diluted as a result of the reorganization.

                OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of September 30, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of Current Income Fund or U.S. Government Intermediate Fund:

                               Current Income Fund
                          ============================

      SHAREHOLDER NAME AND ADDRESS          ACTUAL        PERCENTAGE OWNED IN COMBINED FUND
                                          PERCENTAGE   ASSUMING COMPLETION OF THE REORGANIZATION*
                                            OWNED
========================================= ============ ===========================================
Charles Schwab & Co. Inc.                    7.39%                    5.57%**
Mutual Funds Dept.
San Francisco, CA  94104
========================================= ============ ===========================================
Jupiter & Co.                                6.49%                     4.89%
c/o Investors Bank & Trust
Boston, MA  02117
========================================= ============ ===========================================
Merctavish & Co.                             5.22%                     3.94%
Attn Trust Depy
Mercantile Trust & Savings
Quincy, IL  62306
========================================= ============ ===========================================


                             U.S. GOVERNMENT INTERMEDIATE FUND
                            ====================================

      Shareholder Name and Address          Actual          Percentage owned in Combined Fund
                                          Percentage    Assuming Completion of the Reorganization*
                                             Owned
========================================= ============ =======================================
Charles Schwab & Co. Inc.                   10.20%                    1.58%**
Mutual Funds Dept
San Francisco, CA  94104
========================================= ============ =======================================
FTC & CO                                     8.15%                     1.26%
Denver, CO  80217
========================================= ============ =======================================
First County Bank                            7.39%                     1.15%
Stamford, CT  06901
========================================= ============ =======================================
Hudson Savings Bank                          6.74%                     1.05%
Hudson, MA  01749
========================================= ============ =======================================

    *Percentage owned assuming completion of proposed reorganization.

   **Charles Schwab & Co. Inc. will own a total of 7.15% of the combined funds.

As of September 30, 2004, the trustees and officers owned in the aggregate less than 1% of the outstanding shares of the funds.

                                   EXPERTS

         The financial statements and the financial highlights of the funds for the fiscal year ended December 31, 2003 are incorporated by reference into this Prospectus from the combined prospectus of the funds, dated May 1, 2004. The financial statements and financial highlights for each fund as of and for the year ended December 31, 2003 have been independently audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

                           AVAILABLE INFORMATION

         Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and files reports, prospectuses and other information with the SEC. These reports, prospectuses and other information filed by the funds can be inspected and copied (for a duplication fee at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                Exhibit A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [_______], 2004, between Wright Current Income Fund (the "Acquiring Fund") and Wright U.S. Government Intermediate Fund (the "Acquired Fund"), each a series of The Wright Managed Income Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at 255 State Street, Boston, MA 02109. Wright Investors' Service, Inc. (the "Adviser") is a party to this Agreement solely for the purposes of its obligations set forth in paragraph 10.2.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury regulations promulgated thereunder. The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (i) the issuance of shares of beneficial interest of the Acquiring Fund that correspond to the shares of the Acquired Fund equal to the net asset value represented by such shares (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (the "Assumed Liabilities"), on the closing date set forth below (the "Closing Date"), and (b) the distribution by the Acquired Fund, on the Closing Date, or as soon thereafter as practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, Acquiring Fund and the Acquired Fund are each series of the same registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders;

         WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

         1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and payable or being contested in good faith and contractual restrictions on the transfer of the acquired assets), and the Acquiring Fund agrees in exchange therefor: (a) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined (to at least two decimal places) by dividing the value of the Acquired Fund's net assets attributable to its shares and transferred to the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value (the "NAV") of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Assumed Liabilities, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund all other tangible and intangible property owned by the Acquired Fund and originals or copies of all books and records of the Acquired Fund.

                  (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of this Agreement. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund, if required by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if required by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. The Acquired Fund reserves the right to sell any of these securities and other assets (except to the extent sales may be limited by representations of the Acquired Fund made in connection with the issuance of the tax opinion provided for in paragraph 9.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest and shall not acquire, without the consent of the Acquiring Fund, any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

         1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement. The Acquired Fund shall prepare an unaudited statement of assets and liabilities (the "Closing Statement"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (the "GAAP") consistently applied from the prior audited period, including a calculation of the net assets of the Acquired Fund as of the close of business on the Closing Date. The Acquiring Fund shall assume the Assumed Liabilities.

         1.4 On the Closing Date or as soon thereafter as is practicable, the Acquired Fund shall liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders (as provided to the Acquiring Fund by the Acquired Fund) and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the time of issuance shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.6 Any reporting responsibility of the Acquired Fund with respect to the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

         1.7 The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the Commonwealth of Massachusetts and in accordance with the Declaration of Trust and By-Laws of the Acquired Fund.

2.       VALUATION

         2.1 The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the prospectus or statement of additional information of the Acquired Fund as in effect on the date hereof.

         2.2 The NAV of the Acquiring Fund Shares shall be calculated in accordance with the valuation procedures described in paragraph 2.1.

         2.3 All computations of value shall be made by Wright Investors' Service, Inc.,or its agent, in accordance with its regular practice as pricing agent for the Acquired Fund.


3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be December 28, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Eastern time) at the offices of [Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts], or at such other time and/or place as the parties may agree.

         3.2 Portfolio securities shall be presented by the Acquired Fund to Investors Bank & Trust Company ("IBT") as custodian for the Acquiring Fund for examination no later than three business days preceding the Valuation Date. The Acquiring Fund may, in its sole discretion, reject any securities if it reasonably believes that the ownership of such securities by the Acquired Fund or the acquisition of such securities by the Acquiring Fund would violate the investment policies and restrictions of the Acquired Fund and the Acquiring Fund. The portfolio securities, cash and due bills shall be delivered by the Acquired Fund to IBT as custodian for the Acquiring Fund for the account of the Acquiring Fund at the Closing duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash shall be delivered by wire in federal funds to an account of the Acquiring Fund specified by the Acquiring Fund.

         3.3 IBT, custodian for the Acquired Fund, shall deliver at or as soon as possible after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

         3.4 In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such market shall be disrupted so that accurate calculation based upon available market prices of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.5 The Acquired Fund shall deliver to the Acquiring Fund at the Closing (or, if not reasonably available at the Closing, as soon as practicable thereafter) a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified by the President, Executive Vice President or Treasurer of the Acquired Fund as being an accurate record of the information (i) provided by Acquired Fund Shareholders or (ii) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers.

         3.6 The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.       LIQUIDATION AND TERMINATION OF ACQUIRED FUND

         4.1 As soon as practicable after the Closing, the Acquired Fund shall liquidate the Acquired Fund and distribute pro rata to the Acquired Fund Shareholders the Acquiring Fund Shares received pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of the Acquired Fund to open accounts on the share records in the names of Acquired Fund Shareholders, as delivered to the Acquiring Fund prior to the Closing Date in accordance with paragraph 3.5 and representing the respective pro rata entitlement of each Acquired Fund Shareholder in the Acquiring Fund Shares held by the Acquired Fund Shareholder at the time of the Closing.

         4.2 In connection with such liquidating distributions, (a) the Acquiring Fund shall not deliver certificates representing its shares and (b) the share transfer books of the Acquired Fund shall be permanently closed as of the Closing Date and arrangements satisfactory to the Acquiring Fund, acting reasonably, shall be made to restrict the further transfer of the Acquired Fund's shares.

         4.3 As soon as practicable after the liquidation of the Acquired Fund, the Acquired Fund shall terminate its existence as a series of a business trust under the laws of the Commonwealth of Massachusetts and in accordance with the Declaration of Trust and By-Laws of the Acquired Fund.

5.       REPRESENTATIONS AND WARRANTIES

         5.1 The Acquired Fund represents and warrants to the Acquiring Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

                  (a) The Acquired Fund is a series of the Trust, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Trust's Board of Trustees, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

                  (b) The Acquired Fund is a series registered investment company classified as a management company of the open-end type, and the Trust's registration with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "Investment Company Act") is in full force and effect;

                  (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement in respect of the Acquired Fund will not result, in a violation of its Declaration of Trust or By-Laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound;

                  (d) Except as specifically disclosed on Schedule 5.1(d) or included in the calculation of NAV on the Valuation Date, the Acquired Fund has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund which will be terminated with liability to either the Acquired Fund or to the Acquired Fund on or prior to the Closing Date;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The Acquired Fund knows of no facts which might form the basis for institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

                  (f) The financial statements of the Acquired Fund as of December 31, 2003 and for the fiscal year then ended have been audited by Deloitte & Touche LLP, a registered independent public accounting firm, have been prepared in accordance with GAAP consistently applied and fairly reflect the financial condition of the Acquired Fund as of such date; except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date;

                  (g) Since December 31, 2003, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

                  (h) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not taken any action, or failed to take any action, which has caused or will cause the Acquired Fund to fail to qualify for such favorable tax treatment as a regulated investment company under the Code. The Acquired Fund has not been notified that any tax return or other filing of the Acquired Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth on Schedule 5.1:

                           (A) The Acquired Fund shall have filed all federal, state and local tax returns required by law to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

                           (B) The Acquired Fund shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

                           (C) All tax returns filed or to be filed by the Acquired Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

                           (D) The Acquired Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

                           (E) The Acquired Fund has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquired Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

                  (i) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. To the Acquired Fund's knowledge, all of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

                  (j) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act, other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

                  (k) The Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (l) Any information furnished by the Acquired Fund for use in registration statements and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

                  (m) Except as set forth on Schedule 5.1 and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

                  (n) To the Acquired Fund's knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

                  (o) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules adn regulations, including without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934 (the "Exchange Act"), state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

                  (p) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) with data which supports a calculation of the Acquired Fund's total return and yield for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD; and

                  (q) The prospectus of the Acquired Fund dated May 1, 2004, and any amendments or supplements thereto, previously furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to paragraph 8.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

         5.2 The Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

                  (a) The Acquiring Fund is a series of the Trust, a business trust which is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

                  (b) The Trust is a series registered investment company classified as a management company of the open-end type, and the Trust's registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

                  (c) The prospectus and statement of additional information of the Acquiring Fund included in the Acquiring Fund's registration statement that will be in effect on the Closing Date will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and will not as of its date and as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

                  (d) The Acquiring Fund is not, and its execution, delivery and performance of this Agreement will not result, in violation of its Declaration of Trust or By-Laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which it is a party or by which it is bound;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

                  (f) The financial statements of the Acquired Fund as of December 31, 2003 and for the fiscal year then ended have been audited by Deloitte & Touche LLP, a registered independent public accounting firm, have been prepared in accordance with GAAP consistently applied and fairly reflect the financial condition of the Acquired Fund as of such date; except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date;

                  (g) Since December 31, 2003, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

                  (h) The Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (i) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable; the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

                  (j) The information to be furnished by the Acquiring Fund for use in the prospectus and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

                  (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date. The Acquiring Fund has not taken any action which has caused or will cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The Acquiring Fund has not been notified that any tax return or other filing of the Acquiring Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth on Schedule 5.1:

                           (A) The Acquiring Fund shall have filed all federal, state and local tax returns required to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

                           (B) The Acquiring Fund shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

                           (C) All tax returns filed or to be filed by the Acquiring Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

                           (D) The Acquiring Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

                           (E) The Acquiring Fund has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquiring Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

                  (l) The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules and regulations, including, without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquiring Fund, and, immediately prior to the closing, will have calculated its NAV in accordance with the Acquiring Fund's registration statement;

                  (m) The Acquiring Fund Shares to be issued pursuant to this Agreement shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of the Acquiring Fund then in effect and qualified for sale under the applicable state securities laws; and

                  (n) The Acquiring Fund Shares to be issued pursuant to this Agreement are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform in all material respects to the description thereof contained in the Acquiring Fund's Registration Statement on Form N-14. On the Closing Date, the Acquiring Fund shall not, except as provided herein, have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any person could acquire Acquiring Fund Shares.

                  (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to paragraph 7.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

6.       COVENANTS OF EACH OF THE PARTIES

         6.1 The Acquired Fund and the Acquiring Fund will operate its respective business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph
9.5 hereof), in each case payable either in cash or in additional shares.

         6.2 Each of the Acquired Fund and the Acquiring Fund will use reasonable efforts to promptly prepare and file with the Commission a Registration Statement on Form N-14 relating to the transactions contemplated by this Agreement.

         6.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         6.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         6.5 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         6.6 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Closing Statement, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 90 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

         6.7 The Acquired Fund shall provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus to be included in the Acquiring Fund's Registration Statement on Form N-14, in compliance with the Securities Act, the Exchange Act and the Investment Company Act in connection with the transactions contemplated herein.

         6.8 The Acquired Fund shall maintain errors and omissions insurance covering management of the Acquired Fund prior to and including the Closing Date.

         6.9 Neither the Acquired Fund not the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

         7.1 All representations and warranties made in this Agreement by the Acquiring Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         7.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

         7.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related maters with respect to the Acquiring Fund.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the its obligations hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         8.1 All representations and warranties made in this Agreement by the Acquired Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         8.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax bases and holding periods as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

         8.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

         8.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund.

9.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         9.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         9.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may for itself waive any of such conditions;

         9.3 The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

         9.4 The parties shall have received a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to the Acquiring Fund and the Acquired Fund, substantially to the effect that for federal income tax purposes, on the basis of the facts, representations and assumptions set forth in such opinion, the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund shares of beneficial interest and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 9.5; and

         9.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

10.      BROKERAGE FEES AND EXPENSES

         10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2 The Adviser will pay all expenses  incurred in connection with the
Reorganization   (including,   but  not  limited  to,  the  preparation  of  the
prospectus).]

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraphs 6.9 and 7.3 hereof and that this Agreement constitutes the entire agreement between the parties.

         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

12.      TERMINATION

         12.1 This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the Acquired Fund and the Acquiring Fund;
(b) any party in the event that the other party hereto shall breach any material representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and has not cured such breach within 10 days after of notice thereof; or (c) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         12.2 In the event of any such termination, there shall be no liability for damages on the part of any party hereto or the Trust's Trustees or officers to the other party, but[, except as provided in section 10 hereof, each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 440 Wheelers Farms Road, Milford, Connecticut 06460.

15.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

         15.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         15.5 It is expressly agreed that the obligations of the Acquiring Fund and the Acquired Fund shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Declaration of Trust of the Acquiring Fund and the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the Acquired Trustees of each of the Acquiring Fund and the Acquired Fund, and this Agreement has been executed by authorized officers of the Acquiring Fund and the Acquired Fund acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Declaration of Trust of the Acquiring Fund and the Acquired Fund, respectively.

             [Remainder of page left blank intentionally.]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attested:                                      The Wright Managed Income Trust,
                                               on behalf of its series
                                               Wright Current Income Fund

By:  _________________________________      By: _______________________________

Name:                                                Name:
Title:                                               Title:


Attest:                                        The Wright Managed Income Trust,
                                               on behalf of its series
                                               Wright U.S. Government
                                                Intermediate Fund



By:   _________________________________     By:   _____________________________
Name:                                                Name:
Title:                                               Title:



                                                     Wright Investors' Service,
                                                     Inc. is a party to this
                                                     Agreement solely for the
                                                     purposes of paragraph 10.2


                                                 WRIGHT INVESTORS' SERVICE, INC.

                                            By:  ______________________________
                                      Name:

                                     Title:

                                     Annex A

                        TAX REPRESENTATION CERTIFICATE OF
                           WRIGHT CURRENT INCOME FUND

      This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the
"Agreement") made as of ________________, 2004 between Wright Current Income Fund ("Acquiring Fund"), and Wright U.S. Government Intermediate Fund ("Acquired Fund"), each a series of The Wright Managed Income trust (the "Trust"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

      The undersigned officer of the Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

1. Acquiring Fund is a series of the Trust, a business trust established under the laws of the Commonwealth of Massachusetts, and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3,) nor any partnership of which Acquiring Fund or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treasury Regulation Seciton 1.368-1(d)(2)) of Acquired Fund or will use all or a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) of Acquired Fund in a business. For this purpose, Acquiring Fund shall be treated as conducting the business and holding the assets of certain related entities, as described in Treasury Regulation Section 1.368-1(d)(4).

4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and except for transfers of assets to certain related entities, as described in Section 368(a)(2)(C) of the Code or Treasury Regulation Section 1.368-2(k)(1).

5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume the expenses, if any, of Acquired Fund shareholders in connection with the transaction.

6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

7. Acquiring Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception, qualifies for such treatment as of the date of the transaction, and intends to qualify for such treatment after the transaction.

8. Acquiring Fund meets the requirements of an "investment company" in Sectio 368(a)(2)(F) of the Code.

9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

12. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which generally provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all shares that are entitled to vote or at least 50% of the total value of all shares) of Acquiring Fund after the transaction.

13. The transaction is being undertaken for valid and substantial business purposes, including capitalizing on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and increasing diversification.

14. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

      The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 9.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                             The Wright Managed Income Trust,
                                             on behalf of its series
                                             Wright Current Income Fund

                                       By:   _____________________________
                                       Name: _____________________________
                                       Title: __________________________
 Dated:  _______________, 2004

                                     Annex B

                        TAX REPRESENTATION CERTIFICATE OF
                    WRIGHT U.S. GOVERNMENT INTERMEDIATE FUND

         This certificate is being delivered in connection with the transaction to be effective pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of ___________ , 2004 between Wright Current Income Fund ("Acquiring Fund"), and Wright U.S. Government Intermediate Fund ("Acquired Fund"), each a series of The Wright Managed Income Trust (the "Trust"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

         The undersigned officer of the Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

1. Acquired Fund is a series of the Trust, a business trust established under the laws of the Commonwealth of Massachusetts, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund
    (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as a series of an open-end regulated investment company. There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be.

4. Acquired Fund assets transferred to Acquiring Fund will comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this representation, amounts used by Acquired Fund to pay expenses of the transaction and all redemptions and distributions
     (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as a series of an open-end investment company pursuant to Section 22(e) of the Investment Company Act of 1940, as amended, and regular, normal dividends) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquired Fund will not receive any consideration from the Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

6.   The  Acquired  Fund   Liabilities   assumed  by  Acquiring  Fund  plus  the
     liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business.

7. The fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

10. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

12. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment for its taxable year ending on the closing date of the transaction.

13. Acquired Fund meets the requirements of an "investment company" in Section 368(a)(2)(F) of the Code.

14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

15. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which generally provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all shares that are entitled to vote or at least 50% of the total value of all shares) of Acquiring Fund after the transaction.

16. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

17. The transaction is being undertaken for valid and substantial business purposes, including capitalizing on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and increasing diversification.

         The undersigned officer of the Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 9.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                       The Wright Managed Income Trust,
                                       on behalf of its series
                                       Wright U.S. Government Intermediate Fund


                                   By: __________________________________
                                 Name: _________________________
                                Title: __________________________


Dated:  ______________ , 2004

                   TRUST'S PROSPECTUS, DATED MAY 1, 2004


THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

PROSPECTUS
MAY 1, 2004

The Wright Managed Equity Trust
   o Wright Selected Blue Chip Equities Fund
   o Wright Major Blue Chip Equities Fund
   o Wright International Blue Chip Equities Fund

The Wright Managed Income Trust
   o Wright U.S. Treasury Money Market Fund
   o Wright U.S. Government Near Term Fund
   o Wright U.S. Government Intermediate Fund
   o Wright Current Income Fund
   o Wright Total Return Bond Fund



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
-------------------------------------------------------------------------------


OVERVIEW OF PRINCIPAL STRATEGIES AND INFORMATION ABOUT THE FUND............1
         Wright Selected Blue Chip Equities Fund...........................2
         Wright Major Blue Chip Equities Fund..............................4
         Wright International Blue Chip Equities Fund......................6
         Wright U.S. Treasury Money Market Fund............................8
         Wright U.S. Government Near Term Fund............................10
         Wright U.S. Government Intermediate Fund.........................12
         Wright Current Income Fund.......................................14
         Wright Total Return Bond Fund....................................16

INFORMATION ABOUT YOUR ACCOUNT............................................18
         How the Funds Value Their Shares.................................18
         Purchasing Shares................................................18
         Selling Shares...................................................19
         Exchanging Shares................................................20
         Privacy Concerns.................................................20
         Market Timing and Excessive Trading Policy.......................20

DIVIDENDS AND TAXES.......................................................22

MANAGING THE FUNDS........................................................23

FINANCIAL HIGHLIGHTS......................................................25
         Wright Selected Blue Chip Equities Fund..........................25
         Wright Major Blue Chip Equities Fund.............................26
         Wright International Blue Chip Equities Fund.....................27
         Wright U.S. Treasury Money Market Fund...........................28
         Wright U.S. Government Near Term Fund............................29
         Wright U.S. Government Intermediate Fund.........................30
         Wright Current Income Fund.......................................31
         Wright Total Return Bond Fund....................................32

HOW TO USE THIS PROSPECTUS

     Reading this prospectus will help you decide if investing in the Wright funds is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about each fund's:

OBJECTIVE...
         what the fund seeks to achieve.

PRINCIPAL INVESTMENT STRATEGIES...
         how the fund intends to achieve its investment objective and the strategies used by Wright Investors' Service, the fund's investment adviser.

PRINCIPAL RISKS...
         the risks associated with the fund's primary investments.

WHO MAY WANT TO INVEST...
         decide if the fund is a suitable investment for you.

PAST PERFORMANCE...
         the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various time periods.

FEES AND EXPENSES...
         what overall costs you bear by investing in the fund.

OVERVIEW OF PRINCIPAL STRATEGIES AND INFORMATION ABOUT THE FUNDS
------------------------------------------------------------------------------




This prospectus offers a variety of equity, fixed income and money market mutual funds designed to meet various individual investment objectives. You can use them singularly or in any combination to meet your objectives.

-----SIDE BAR TEXT-----

                              Fundamental Analysis and
                              "Bottom-up" vs "Top-Down"
                                      Investing
     FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with company financial statistics.

     BOTTOM-UP   INVESTING  is  the  analysis  of  company   information  before
considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.

-----END SIDE BAR TEXT-----


Securities  selected for investment in these funds are chosen mainly from a list
of  "investment  grade"  companies   maintained  by  Wright  Investors'  Service
("Wright" or the "Adviser").

All 25,000 global companies (covering 50 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list.

The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth.

In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Different quality criteria may apply for the different funds. For example, the companies in the Major Blue Chip Fund would require a higher Investment Acceptance rating than the companies in the Selected Blue Chip Fund.

----SIDE BAR TEXT----
                                  Blue Chip


Financial dictionaries define Blue Chip as a common stock of a company that has a long record of profit growth and dividend payment and a reputation for quality management, products and services. Wright further defines this to include securities issued by companies that meet its qualitative standards.


----END SIDE BAR TEXT----

WRIGHT SELECTED BLUE CHIP EQUITIES FUND
--------------------------------------------------------------------------------
CUSIP:     8235F107           Ticker Symbol:  WSBEX

OBJECTIVE...
The  fund  seeks  to  provide   long-term  total  return   consisting  of  price
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES...
The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established companies. The portfolio investments are selected primarily from companies on the Adviser's "investment grade" list of Approved companies. The funds portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund's investment. The Adviser seeks to outperform the Standard & Poor's 400 Index (S&P 400) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholde approval.

PRINCIPAL RISKS...
Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o Market risk: when the prices of stocks fall, the value of the fund's investments may fal
    o Management risk: Wright's strategy may not produce the expected results, causing losses.

In addition to normal market and management risks, fund performance will be adversely affected if mid-cap stocks fall out of favor with the market and returns trail the overall stock market, or selected companies remain undervalued or experience an adverse event, such as an unfavorable earnings report.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...
You may be interested in the fund if you are seeking an actively managed common stock investment for total investment return and intend to make a long-term investment commitment.

PAST PERFORMANCE...
The information on the next page shows the performance of the fund for the ten-year period through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart on the following page illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  40%
-------------------------------------------------------------------------------------------------------------------
  30%            30.34%           32.70%                                             30.06%
-------------------------------------------------------------------------------------------------------------------
  20%                     18.57%
-------------------------------------------------------------------------------------------------------------------
  10%                                      0.14%            10.75%
-------------------------------------------------------------------------------------------------------------------
   0%                                               5.75%
-------------------------------------------------------------------------------------------------------------------
(10)%  -3.52%
-------------------------------------------------------------------------------------------------------------------
(20)%                                                              -10.15%   -16.98%
-------------------------------------------------------------------------------------------------------------------
        1994     1995     1996     1997    1998     1999     2000     2001      2002   2003

Best Quarter:18.72%(4th quarter 1998) Worst Quarter:-19.20%(3rd quarter 1998)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the S&P Mid-Cap 400, an unmanaged index of stocks in a broad range of industries with market capitalizations of a few billion or less. The performance of the S&P Mid-Cap 400, unlike that of the fund, reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                                         1 Year         5 Years       10 Years
--------------------------------------------------------------------------------------------------------------------------

              WSBC
                - Return before taxes                    30.06%           2.59%          8.45%
                - Return after taxes on distributions    29.66%           0.40%          5.88%
                - Return after taxes on distributions
                    and sales of fund shares             23.73%           0.40%          5.88%
              S&P Mid-Cap 400                            35.62%           9.21%         13.93%


----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
----END SIDE BAR TEXT----


FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.



Annual Fund Operating Expenses                                              Standard Shares
-------------------------------------------------------------------------------------------------
(deducted directly from fund        Management fee                                  0.60%
 assets)                            Distribution and service (12b-1) fees           0.25%
 As a shareholder in the fund       Other expenses                                  0.74%
 you do not pay any sales charges, --------------------------------------------------------------
 redemption or exchange fees.       Total Operating Expenses                        1.59%
                                   --------------------------------------------------------------
                                    Expense Reimbursement (1)                      (0.34%)
                                    -------------------------------------------------------------
                                    NET OPERATING EXPENSES                          1.25%
--------------------------------------------------------------------------------------------------
(1) Under a written agreement in effect through the current fiscal year,Wright waives a portion of its advisory fee and/or distribution fee and assumes operating expenses to the extent necessary to limit expense ratios to 1.25%
    after custodian fee reductions, if any.

Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.
Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                   1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                    $127              $397              $686            $1,511


-----SIDE BAR TEXT-------
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT MAJOR BLUE CHIP EQUITIES FUND
-------------------------------------------------------------------------------
CUSIP:  98235F305              Ticker Symbol:  WQCEX

OBJECTIVE...

The fund seeks total return, consisting of price appreciation plus income.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established large capitalization companies. The Adviser currently defines large companies as those with market values of $10 billion or more at the time of the fund's investment. The portfolio investments are chosen primarily from companies on the Advisers "investment grade" list of Approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (S&P
500) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall
    o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

In addition to normal market and management risk, fund performance will be adversely affected if large capitalization stocks fall out of favor with the market and their returns trail the overall stock market.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

This fund may be suitable for investors seeking a common stock investment for total investment return or a core equity portfolio for those investing in several asset classes.

PAST PERFORMANCE...

The information on the next page shows the performance of the fund for the ten-year period through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart on the following page illustrates the risk of investing in the fund by showing how volatile the fund's Standard Share performance has been for each full calendar year for the past ten years.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  40%                              33.86%
-------------------------------------------------------------------------------------------------------------------
  30%                                       20.43%                                      23.20%
-------------------------------------------------------------------------------------------------------------------
  20%             28.98%                             23.95%
-------------------------------------------------------------------------------------------------------------------
  10%                      17.63%
-------------------------------------------------------------------------------------------------------------------
   0%
-------------------------------------------------------------------------------------------------------------------
(10)%   -0.73%
-------------------------------------------------------------------------------------------------------------------
(20)%                                                        -12.49%  -16.87%  -24.50%
-------------------------------------------------------------------------------------------------------------------
          1994     1995     1996     1997    1998     1999     2000     2001     2002    2003

Best quarter:23.71%(4th quarter 1998)   Worst quarter:-16.01%(3rd quarter 2002)

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the S&P 500, an unmanaged index of 500 widely held common stocks that generally indicates the performance of the market. The performance of the S&P 500, unlike that of the fund, reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                             1 Year       5 Years      10 Years
-------------------------------------------------------------------------------

 WMBC

  - Return before taxes                      23.20%        -3.47%        7.36%
  - Return after taxes on distributions      23.07%        -3.92%        4.80%
  - Return after taxes on distributions
     and sales of fund shares                18.50%        -3.92%        4.80%
    S&P 500                                  28.68%        -0.57%       11.07%


---SIDE BAR TEXT----
                              AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT----


FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
deductly directly from fund assets)

As a shareholder in           Management fee             0.60%
the fund, you do not          Distribution and
pay any sales charges,        service (12b-1) fees       0.25%
redemption or exchange        Other Expenses             0.46%
fees.                        -------------------------------------------------
                              Total Operating Expenses   1.31%
                             -------------------------------------------------
                              Expense Reimbursement(1)  (0.06%)
                             -------------------------------------------------
                              NET OPERATING EXPENSES     1.25%

(1) Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any.

Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                  1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                   $127              $397              $686            $1,511


-----SIDE BAR TEXT-----
                             UNDERSTANDING EXPENSES

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
-------------------------------------------------------------------------------
CUSIP:  98235F404            Ticker Symbol:  WIBCX

OBJECTIVE...

The fund seeks total return consisting of price appreciation plus income.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established non-U.S. companies. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of Approved companies. Companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through American Depository Receipts (ADR's). ADR's represent interest in the underlying security. The Adviser seeks to outperform the MSCI Developed World ex U.S. Index by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o Market risk: when the prices of stocks fall, the value of the fund's investments may fall
    o Management risk: Wright's strategy may not produce the expected results, causing losses.

In addition to market and management risks, the fund is subject to additional risks in connection with investing in foreign securities. These include: currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events. If an ADR is not sponsored by the issuer of the underlying security, there may be reduced access to information about the issuer.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

The fund may be suitable for investors seeking a diversified portfolio of quality non-U.S. equities offering ownership in some of the leading companies throughout the world and who are not adverse to the risks associated with international investing. Also, because foreign stock prices may not move in concert with U.S. market prices, the fund may be a useful way for an investor to diversify equity investments.

PAST PERFORMANCE...

The information in the table on the next page shows the performance of the fund for the periods indicated through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%                                              34.26%                             31.96%
----------------------------------------------------------------------------------------------------------
  20%                    20.73%
----------------------------------------------------------------------------------------------------------
  10%           13.61%
----------------------------------------------------------------------------------------------------------
   0%                              1.54%   6.14%
----------------------------------------------------------------------------------------------------------
(10)%   -1.64%
----------------------------------------------------------------------------------------------------------
(20)%                                                      -17.58%          -14.51%
----------------------------------------------------------------------------------------------------------
(30)%                                                               -24.18%
----------------------------------------------------------------------------------------------------------
         1994     1995     1996     1997    1998     1999     2000     2001   2002      2003

Best quarter:30.24%(4th quarter 1999)  Worst quarter:-18.45%(3rd quarter 2002)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the MSCI Developed World ex U.S. Index. While the fund does not seek to match the returns of this index, this unmanaged index generally indicates foreign stock market performance. The performance of the MSCI Developed World ex U.S. Index, unlike that of the fund, reflects no deductions for fees, expenses, or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                       1 Yr              5 Yrs          10 Yrs
-------------------------------------------------------------------------------

 WIBC

- Return before taxes                   31.96%            -1.09%         3.25%
- Return after taxes on distributions   31.59%            -1.74%         2.39%
- Return after taxes on distributions
    and sales of fund shares            25.35%            -1.74%         2.39%
  MSCI Developed World ex U.S. Index    39.42%            -0.45%         4.73%

----SIDE BAR TEXT----
                            AFTER-TAX RETURN

After-tax performance is computed two ways: "Return after taxes on distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After -tax returns are shown only for Standard Shares and would be different for Institutional Shares.After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT----

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES*
-------------------------------------------------------------------------------
(paid directly from   Maximum redemption fee
 your investment)   (% of redemption proceeds)   2.00%
------------------------------------------------------------------------------
* A redemtion fee applies if you redeem your shares within three months of purchase.
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in                   Management fee            0.80%
the fund, you do not                  Distribution and
pay any sales charges                 service (12b-1) fees      0.25%
or exchange fees.                     Other Expenses            0.75%
                        -----------------------------------------------------
                                      TOTAL OPERATING EXPENSES  1.80%
-------------------------------------------------------------------------------

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------

                $183              $566             $975             $2,116


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
CUSIP:  982349706                                    Ticker Symbol:  WUSXX

OBJECTIVE...

The fund seeks to provide as high a rate of current income as possible consistent with the preservation of capital and maintenance of liquidity. The fund also seeks to maintain a stable net asset value per share price (NAV) of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in securities of the U.S. government and its agencies that are backed by the full faith and credit of the U.S. government (U.S. Treasury securities). The fund limits it portfolio to investments maturing in 13 months or less and maintains a weighted average maturity of 90 days or less. The fund may also invest in repurchase agreements which are collateralized by U.S. Treasury securities. The fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright credit standards.

Wright monitors the daily interest rate yield curve and selects permissible securities for investment, taking into account the securities' yields and maturities. Longer maturities are selected when interest rates are expected to fall and shorter maturities are selected when interest rates are expected to rise.

The fund may only invest in securities and engages only in investment practices to the extent that they are legal under applicable Federal law as of the date of this Prospectus for Federal credit unions described in the Federal Credit Union Act and the National Credit Union Administration Regulations.

The fund reserves the right to hold up to 20% of its assets in cash or to invest
them  in  repurchase   agreements.   Repurchase  agreements  are  collateralized
short-term  (usually  overnight) debt used to invest cash.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

Although the fund invests exclusively in U.S. Treasury bills, notes and bonds, an investment in the fund is neither insured nor guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, or any other government agency. There is no guarantee that the fund will be able to maintain a stable net asset value of $1.00 per share. The rate of income will vary from day to day generally reflecting market changes in short-term interest rates.

The fund cannot eliminate risk or assure achievement of its objective .

WHO MAY WANT TO INVEST...

You may be interested in the fund if you seek to earn current income while preserving the value of your investment. The fund may serve as a temporary investment vehicle. You may also be interested in the fund if you live in a state or local jurisdiction that exempts the fund's dividends from taxes.

PAST PERFORMANCE...

The information on the next page shows the fund's performance for the indicated periods through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart shows how the fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.


  15%
-----------------------------------------------------------------------------------------------------------
  10%
-----------------------------------------------------------------------------------------------------------
   5%           5.34%                                       5.44%
-----------------------------------------------------------------------------------------------------------
   0%  3.56%            4.85%    4.84%    4.73%    4.29%            3.70%   1.61%   0.60%
-----------------------------------------------------------------------------------------------------------
 (5)%
-----------------------------------------------------------------------------------------------------------
(10)%
-----------------------------------------------------------------------------------------------------------
       1994     1995     1996     1997    1998     1999     2000     2001   2002      2003

Best quarter:5.63%(4th quarter 2000) Worst quarter:0.48%(4nd quarter 2003)


The fund's 7-day yield on December 31, 2003, was 0.46%. For the fund's current yield call (800) 232-0013 x4381.

The fund's average annual return is compared with that of 90-day Treasury bills. While the fund does not seek to match the returns of 90-day Treasury bills, they generally indicate the performance of money market instruments.

Average Annual Returns as of December 31, 2003

                                         1 Year        5 Years     10 Years
------------------------------------------------------------------------------
              WTMM                        0.60%         3.11%        3.88%
              90-day Treasury bills       1.14%         3.44%        4.21%


FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES                       Money Market Shares
----------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in            Management fee             0.35%
the fund, you do not          Distribution and
pay any sales charges,       service (12b-1) fees         none
redemption or exchange        Other Expenses              1.00%
fees.                        ----------------------------------------------
                             Total Operating Expenses     1.35%
                             Fee Waiver and Expense
                              Reimbursement(1)           (0.90%)
                             -----------------------------------------------
                             NET OPERATING EXPENSES       0.45%


(1)Under a written agreement in effect for the current fiscal year, Wright assumes operating expenses to the extent necessary to limit the expense ratio to 0.45% after custodian fee reductions, if any.


EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years           5 Years         10 Years
------------------------------------------------------------------------------

                $46              $144              $252             $567

-----SIDE BAR TEXT-----
                             UNDERSTANDING EXPENSES

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT U.S. GOVERNMENT NEAR TERM FUND
--------------------------------------------------------------------------------
CUSIP:  982349201             Ticker Symbol:  WNTBX

OBJECTIVE...

The fund seeks a high level of income, which is normally above that available from short-term money market instruments or funds.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in U.S. government obligations and maintains an average weighted maturity of between one and three years. U.S. government obligations include:
    o direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds
    o obligations of U.S. government agencies secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities, of the Government National Mortgage Association or securities of the Export-Import Bank
    o obligations secured by the right to borrow from the U.S. Treasury
    o obligations backed only by the credit of a government agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation).

Wright allocates assets among different market sectors and maturities based on its view of the economic outlook and expected trend in short-term interest rates. For example, the fund may invest more heavily in shorter term securities when it expects an increase in interest rates. In buying and selling securities for the fund, Wright analyzes a security's structural features, current price compared with its estimated value and the credit quality of its issuer. The fund's average maturity as of December 31, 2003, was 1.4 years and its duration was 1.4 years. The fund's benchmark is the Lehman U.S. Government 1-3 Year Bond Index. The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. Because the fund invests in U.S. government obligations, credit risk is less than other types of bonds. However, this does not protect the fund against interest rate risk or guarantee the value of the fund's shares. The fund's yield may decline during times of falling interest rates. Also, mortgage-related securities (such as Ginnie Maes) are subject to prepayment and extension risks during times of falling or rising interest rates. These risks are defined to mean:

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the portfolio to reinvest in lower yielding securities.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

----SIDE BAR TEXT-----
                             UNDERSTANDING DURATION

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

WHO MAY WANT TO INVEST...

You may be interested in the fund if you seek a higher level of income than is available from money market instruments and can accept greater fluctuation in principal. Also, the fund may be suitable if you seek a total return alternative to a money market investment.

PAST PERFORMANCE...

The information in the table on the next page shows the fund's performance for the ten-year period through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  20%
------------------------------------------------------------------------------------------------------------------
  10%             11.93%
------------------------------------------------------------------------------------------------------------------
  0%                        3.94%    5.93%   5.98%   1.91%    6.94%    6.82%     5.42%    0.61%
------------------------------------------------------------------------------------------------------------------
 (10)%   -3.09%
------------------------------------------------------------------------------------------------------------------
          1994     1995     1996     1997    1998     1999     2000     2001     2002     2003

Best quarter:4.14%(2nd quarter 1995) Worst quarter:-2.60%(1st quarter 1994)

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after tax performance. The fund's average annual return is compared with that of the Lehman U.S. Government 1-3 Year Bond Index. While the fund does not seek to match the returns of this Index, this unmanaged index generally indicates the performance of the U.S. government bond market. The Lehman U.S. Government 1-3 Year Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                               1 Yr          5 Yrs       10 Yrs
--------------------------------------------------------------------------------

 WNTB
   -  Return before taxes                      0.61%         4.31%        4.57%
   -  Return after taxes on distributions     -0.53%         2.58%        2.51%
   -  Return after taxes on distributions
         and sales of fund shares             -0.53%         2.58%        2.51%
 Lehman U.S. Government 1-3 Year Bond Index    2.01%         5.51%        5.73%

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES                        Standard  Shares
-------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in               Management fee              0.45%
the fund, you do not              Distribution and
pay any sales charges,            service (12b-1) fees        0.25%
redemption or exchange            Other Expenses              0.58%
fees.                        ---------------------------------------------
                             Total Operating Expenses         1.28%
                             Expense Reimbursement(1)        (0.33%)
                             ---------------------------------------------
                             NET OPERATING EXPENSES           0.95%

(1)Under a written agreement, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions, if any.


Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                 $97               $303              $525            $1,166


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. GOVERNMENT INTERMEDIATE FUND
-------------------------------------------------------------------------------
CUSIP:  982349102              Ticker Symbol:  WGOBX

OBJECTIVE...

The fund seeks a high total return with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in U.S. government obligations and maintains an average weighted maturity of from two to six years depending on the economic outlook and expected trend of interest rates. The fund will not invest in derivatives. U.S. government obligations include:

    o direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds
    o obligations of U.S. government agencies secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities, of the Government National Mortgage Association or securities of the Export-Import Bank
    o obligations secured by the right to borrow from the U.S. Treasury
    o obligations backed only by the credit of a government agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation).

Wright allocates assets based on its view of the economic outlook and expected trend in short-term interest rates. For example, the fund may invest more heavily in shorter term securities when it expects an increase in interest rates. In buying and selling securities for the fund, Wright analyzes a security's structural features, current price compared with its estimated value and the credit quality of its issuer. The fund's average maturity as of December 31, 2003, was 2.9 years and its duration was 2.9 years. The fund's benchmark is the Lehman U.S. Government Intermediate Bond Index.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. Because the fund invests substantially in U.S. government obligations, credit risk is less than other types of bonds. However, this does not protect the fund against interest rate risk or guarantee the value of the fund's shares. The fund's yield may decline during times of falling interest rates. Also, mortgage-related securities (such as Ginnie Maes) are subject to prepayment and extension risks during times of falling or rising interest rates. These risks are defined to mean:

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the portfolio to reinvest in lower yielding securities.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

-----SIDE BAR TEXT-----
                             Understanding Duration

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise or fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

WHO MAY WANT TO INVEST...

You may be interested in the fund if you are looking for a higher level of income than a short-term U.S. Government bond fund.

PAST PERFORMANCE...

The information below shows performance of the ten-year period through December 31, 2003. From September 1995 to April 2002, the fund limited its investments to U.S. Treasury issues. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
---------------------------------------------------------------------------------------------------------------
  20%              28.18%
---------------------------------------------------------------------------------------------------------------
  10%                                                        12.61%
---------------------------------------------------------------------------------------------------------------
   0%                                9.08%   9.95%                      5.40%    8.07%      1.36%
---------------------------------------------------------------------------------------------------------------
(10)%    -8.62%            -1.26%                    -3.97%
---------------------------------------------------------------------------------------------------------------
          1994     1995     1996     1997    1998     1999     2000     2001     2002       2003

Best quarter:10.40%(2nd quarter 1995) Worst quarter:-6.28%(1st quarter 1994)

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after tax performance. The fund's average annual return is compared with that of the Lehman U.S. Government Intermediate Bond Index. While the fund does not seek to match the returns of the index, this unmanaged index generally indicates the performance of the U.S. government bond market. The index, unlike the fund, reflects no deductions for fee, expenses, or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                                    1 Year  5 Years 10 Years
-------------------------------------------------------------------------------
   WUSGI

    -  Return before taxes                         1.36%      4.54%      5.65%
    -  Return after taxes on distributions        -0.68%      2.26%      3.21%
    -  Return after taxes on distributions
        and sales of fund shares                  -0.68%      2.26%      3.21%
   Lehman U.S. Government Intermediate Bond Index  2.29%      6.18%      6.32%

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES                      Standard  Shares
-------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in            Management fee              0.45%
the fund, you do not          Distribution and
pay any sales charges,       service (12b-1) fees          0.25%
redemption or exchange        Other Expenses               0.96%
fees.                        -------------------------------------------------
                             Total Operating Expenses      1.66%
                             Expense Reimbursement(1)     (0.71%)
                            --------------------------------------------------
                             NET OPERATING EXPENSES        0.95%

(1)Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the fund's expense ratio to 0.95% after custodian fee reductions, if any.


EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

             1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
               $97              $303              $525            $1,166


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT CURRENT INCOME FUND
--------------------------------------------------------------------------------
CUSIP:  982349607             Ticker Symbol:  WCIFX

OBJECTIVE...

The fund seeks a high level of current income consistent with moderate fluctuations of principal.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets primarily in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest include direct obligations of the U.S. Government, such as bills, notes, and bonds issued by the U.S. Treasury; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities of GNMA or the Export-Import Bank;
obligations secured by the right to borrow from the U.S. Treasury; and obligations backed only by the credit of the government agency itself, such as securities of Federal Home Loan Bank, FNMA and FHLMC.

Corporate debt securities include commercial paper and other short-term instruments rated A-1 by Standard & Poor's Ratings Group or P-1 by Moody's Investors Service, Inc. and comparable unrated securities. The fund reinvests all principal payments. The fund seeks to outperform the Lehman GNMA Backed Bond Index.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. Credit risk is minimal to the extent the fund concentrates in mortgage-related securities whose timely payment of interest and principal is guaranteed by the U.S. government. However, this does not protect the fund against interest rate risk or guarantee the value of the fund's shares. Securities based on underlying loans are generally subject to prepayment and extension risks. These risks are defined to mean:

    o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o Prepayment risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

    o Extension risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

You may want to invest in the fund if you are seeking a high level of income over a long period of time. The fund is designed for investors who want to receive the kind of income that mortgage-related securities provide, but do not want to bother with the receipt or reinvestment of principal payments.

PAST PERFORMANCE...

The information in the table on the next page shows the fund's performance for the ten-year period through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
---------------------------------------------------------------------------------------------------------------
  20%
---------------------------------------------------------------------------------------------------------------
  10%           17.46%                                     10.31%
---------------------------------------------------------------------------------------------------------------
   0%                   4.35%    8.56%    6.51%   0.52%            7.18%    7.70%    1.73%
---------------------------------------------------------------------------------------------------------------
(10)%  -3.28%
---------------------------------------------------------------------------------------------------------------
(20)%
---------------------------------------------------------------------------------------------------------------
       1994     1995     1996     1997    1998     1999     2000     2001    2002     2003

Best quarter:5.61%(2nd quarter 1995) Worst quarter:-3.21%(1st quarter 1994)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the Lehman GNMA Backed Bond Index. While the fund does not seek to match the returns of the Lehman GNMA Backed Bond Index, Wright believes that this unmanaged index generally indicates the performance of government and corporate mortgage-backed bond markets. The Lehman GNMA Backed Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                                 1 Year     5 Years    10 Years
-------------------------------------------------------------------------------
 WCIF

  -  Return before taxes                          1.73%      5.42%      5.97%
  -  Return after taxes on distributions         -0.13%      3.13%      3.47%
  -  Return after taxes on distributions
      and sales of fund shares                   -0.13%      3.13%      3.47%
 Lehman GNMA Backed Bond Index                    2.85%      6.50%      6.92%
-------------------------------------------------------------------------------

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax performance is computed two ways: "Return after taxes on distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are shown only for Standard shares and would be different for Institutional shares. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in           Management fee               0.45%
the fund, you do not          Distribution and
pay any sales charges,        service (12b-1) fees         0.25%
redemption or exchange        Other Expenses               0.42%
fees.                        --------------------------------------------------
                             Total Operating Expenses      1.12%
                             Expense Reimbursement(1)     (0.17%)
                             --------------------------------------------------
                             NET OPERATING EXPENSES        0.95%

(1)Under a written agreement in effect for the current fiscal year, Wright assumes operating expenses to the extent necessary to limit expense ratios to 0.95%.

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------
                 $97              $303             $525             $1,166


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
CUSIP:  982349300           Ticker Symbol:  WTRBX

OBJECTIVE...

The fund seeks a superior rate of total return, consisting of a high level of income plus price appreciation.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in U.S. government and investment grade (rated "BBB" or higher or of comparable quality if unrated) corporate debt securities. These securities meet the Wright Quality Rating Standards. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (such as U.S. Treasury securities, U.S. government agency securities and corporate bonds) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2003, the fund's average maturity was 6.1 years and its duration was 4.3 years. The fund seeks to outperform the Lehman U.S. Aggregate Bond Index.

Generally, the fund will sell an individual security if its rating is downgraded below "BBB" by the major rating services such as Moody's or Standard and Poor's.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. The fund's risk profile will vary, depending on the mix of its assets. The fund reduces credit risk by investing in U.S. government obligations and investment grade or higher corporate bonds. However, this does not protect the fund against interest rate risk. Interest rate risk is greater for long-term debt securities than for short-term debt securities. These risks are defined to mean:

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

-----SIDE BAR TEXT-----
                             UNDERSTANDING DURATION

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

WHO MAY WANT TO INVEST...

You may be interested in the fund if you seek a level of income consistent with total return by investing in intermediate and longer term debt and can accept price fluctuations.

PAST PERFORMANCE...

The information on the following page shows the fund's performance for the ten-year period through December 31, 2003. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
----------------------------------------------------------------------------------------------------------
  20%           21.97%
----------------------------------------------------------------------------------------------------------
  10%                                                        10.62%
----------------------------------------------------------------------------------------------------------
   0%                    0.90%    9.25%    9.56%                      4.96%   9.03%   3.25%
----------------------------------------------------------------------------------------------------------
(10)%  -6.55%                                      -3.91%
----------------------------------------------------------------------------------------------------------
 20)%
----------------------------------------------------------------------------------------------------------
       1994     1995     1996     1997    1998     1999      2000     2001    2002     2003

Best quarter:7.69%(2nd quarter 1995) Worst quarter:-4.76%(1st quarter 1994)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the Lehman U.S. Aggregate Bond Index, an unmanaged index that is a broad representation of the investment-grade fixed income market in the U.S. The Lehman U.S. Aggregate Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

                                             1 Year     5 Years     10 Years
-------------------------------------------------------------------------------
  WTRB
   - Return before taxes                      3.25%      4.66%       5.63%
   - Return after taxes on distributions      1.54%      2.54%       3.35%
   - Return after taxes on distributions
       and sales of fund shares               1.54%      2.54%       3.35%
 Lehman Aggregate Bond Index                  4.10%      6.62%       6.95%


----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT-----

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES                           Standard Shares
-----------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in            Management fee               0.45%
the fund, you do not           Distribution and
pay any sales charges,         service (12b-1) fees         0.25%
redemption or exchange         Other Expenses               0.47%
fees.                        -------------------------------------------------
                               Total Operating Expenses     1.17%
                               Expense Reimbursement(1)    (0.22%)
                             -------------------------------------------------
                               NET OPERATING EXPENSES       0.95%

(1)Under a written agreement, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions, if any.

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------
                 $97              $303             $525             $1,166


-----SIDE BAR TEXT-----
                             UNDERSTANDING EXPENSES

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUNDS VALUE THEIR SHARES
The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV.

The NAV for each fund, except Wright U.S. Treasury Money Market Fund, is calculated at the close of regular trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (Exchange) each day the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your order is received.

Wright U.S. Treasury Money Market Fund's NAV is normally calculated three times each day the Exchange is open. Calculations are made at noon, 3:00 p.m. and as of the close of regular trading on the Exchange, normally 4:00 p.m. (in each case, New York time). The fund's securities are valued at amortized cost, which approximates market value.

The other funds calculate their share price by valuing their portfolio securities at the last current sales price on the market where the security is normally traded or the official closing price in the case of securities traded on Nasdaq. If security quotations are not readily available, or the value of a security has been materially affected by events occurring after the close of a foreign exchange, Wright may value such securities at fair value in accordance with procedures adopted by the trustees. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by Wright International Blue Chip Equities Fund may change on days when shareholders cannot purchase or redeem shares.

When  purchasing or redeeming fund shares,  your order must be communicated to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. An investment dealer has a responsibility to transmit orders promptly. Each fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

-----SIDE BAR TEXT-----
                                 Determining NAV

     Share price is determined by adding the value of a fund's cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.

-----END SIDE BAR TEXT-----

PURCHASING SHARES

PURCHASING SHARES OF WRIGHT U.S. TREASURY MONEY MARKET FUND
The fund's transactions in money market instruments normally require immediate settlement in federal funds. Accordingly, purchase orders for the fund are executed at the NAV next calculated after payment in cash or federal funds is received. Shares purchased before 3:00 p.m. receive that day's dividends. Shares purchased between 3:00 p.m. and 4:00 p.m. start to earn dividends the next business day.

If you pay by personal check, your purchase will be executed at the close of the second business day in Boston. The minimum initial investment is $1,000. There is no minimum for subsequent investments.

PURCHASING  SHARES FOR CASH NON-MONEY  MARKET FUNDS
Shares of each fund may be purchased without a sales charge at NAV. The minimum initial investment is $1,000. There are no minimums for subsequent investments.

WAIVER OF THE MINIMUM INITIAL INVESTMENT: The minimums may be waived for investments by bank trust departments, 401(k) tax-sheltered retirement plans and automatic investment program accounts. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services.

-----SIDE BAR TEXT-----
                                Paying for Shares

You may pay for shares by wire, check or Federal Reserve draft payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

-----END SIDE BAR TEXT-----

  Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no transaction charges if you purchase your shares directly from the funds.

Procedures for Opening New Accounts: To help the government fight the funding of terrorism and money laundering activities, federal law requires the fund to obtain, verify and record information that identifies each person who opens a fund account. When you open an account, you will be asked for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if unable to verify the identity of a person based on information provided by that person, additional steps may be taken including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

The funds have the right to reject any purchase order, or limit or suspend the offering of their shares.

BUYING FUND SHARES

    o If you are buying shares directly from the funds, please refer to your Shareholder Manual for additional instructions on how to buy fund shares.

    o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.

    o If you buy shares through a broker, please consult your broker for purchase instructions.

    o If you buy shares through an account with a registered investment adviser or financial planner, please consult your investment adviser or planner.

    o If you buy shares of the funds through a retirement plan, please consult your plan documents or speak with your plan administrator.

PURCHASING SHARES THROUGH EXCHANGE OF SECURITIES

You may buy shares by delivering to the funds' custodian securities that meet that fund's investment objective and policies, have easily determined market prices and are otherwise acceptable. Exchanged securities must have a minimum aggregate value of $5,000. Securities are valued as of the date they are received by the funds. If you want to exchange securities for fund shares you should furnish a list with a full description of these securities. See the Shareholder Manual for detailed instructions.

DISTRIBUTION  AND  SERVICE  PLANS

The funds have adopted a 12b-1 plan permitting them to pay a fee to finance the distribution of their shares. Wright Investors' Service Distributors, Inc. (WISDI), the principal underwriter and distributor of the funds' shares, receives a distribution fee of 0.25% of the average daily net assets of each fund's average daily net assets. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges over time.

-----SIDE BAR TEXT-----
                                Service Plans

Each fund, except for Wright U.S. Treasury Money Market Fund, has adopted a service plan. This plan allows each fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to shareholders of the funds. The combined annual service and 12b-1 plan fee may not exceed 0.25% of the average daily net assets of each class of shares.

-----END SIDE BAR TEXT-----

SELLING SHARES

You may redeem or sell shares of the funds on any business day. NO REDEMPTION REQUEST WILL BE PAID UNTIL YOUR SHARES HAVE BEEN PAID FOR IN FULL. IF THE SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, THE REDEMPTION PAYMENT WILL BE DELAYED UNTIL THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE. Telephone, mail and internet redemption procedures are described in the Shareholder Manual.

-----SIDE BAR TEXT-----
                           Redemption Proviso

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or the internet. These redemption options may be modified or terminated without notice to shareholders.

-----END SIDE BAR TEXT-----

Redemption requests received by the funds or their authorized agents in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the fund has received your request, all shares are paid for, and all documentation along with any required signature guarantee, are included. The funds normally pay redemption proceeds by check on the next business day to the address of record. Payment will be by wire if you specified this option on your account application. Wire redemptions from Wright U.S. Treasury Money Market Fund received before noon will be forwarded that afternoon. If you redeem shares of Wright International Blue Chip Equities Fund within three months after purchase, you will pay a redemption fee of 2.00%. These redemption fees may be waived on shares purchased for Wright's investment advisory clients and 401(k) or similar plans.

For more information about selling your shares, please refer to your Shareholder Manual or consult your trust officer, adviser or plan administrator.

REDEMPTIONS IN-KIND

Although the funds expect to pay redemptions in cash, they reserve the right to redeem shares in-kind by giving shareholders readily marketable portfolio securities instead of cash. This is done to protect the interests of remaining shareholders. If this occurs, you will incur transaction costs and may incur tax liability if you sell the securities.

INVOLUNTARY REDEMPTION

If your account falls below $500 a fund may involuntarily redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses.

EXCHANGING SHARES

Shares of the funds may be exchanged for shares of any other fund described in this prospectus. The exchange of shares results in the sale of one fund's shares and the purchase of another, normally resulting in a gain or loss, and is therefore a taxable event for you.

You are limited to four "round-trip" exchanges each year. A round-trip exchange is an exchange of one fund into another Wright fund, and then back into the original fund. You will receive notice 60 days before the fund materially amends or terminates the exchange privilege.

For more information on exchanging shares please see the Shareholder Manual or consult your adviser.

PRIVACY CONCERNS

We respect and protect your privacy. We collect nonpublic personal information about you from the information we receive from you on application or other forms and information about your transactions with us, our affiliates, or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. However, we may disclose your name and address to affiliated companies who perform marketing services on our behalf. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


MARKET TIMING AND EXCESSIVE  TRADING POLICY

Purchases and exchanges should be made for investment purposes only. Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase fund expenses for all shareholders. To deter such activity, the funds and their agents reserve the right to refuse any purchase or exchange request, including those from any person or group who, in the funds' view, is likely to engage in excessive trading. In determining whether to accept or reject a purchase or exchange request, the funds consider the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the funds and their shareholders.

The fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Inability to curtail market timing could result in additional transactional expenses and/or the fund maintaining a higher level of cash to fund share activity. The fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. The funds also reserve the right to suspend redemptions or postpone payment dates as permitted by law.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Unless you tell us that you want to receive your distributions in cash, they are reinvested automatically in fund shares. The funds generally make two different kinds of distributions:

    o CAPITAL GAINS FROM THE SALE OF PORTFOLIO SECURITIES HELD BY A FUND. Each fund will distribute any net realized capital gains annually, normally in December. Capital gains are the main source of distributions paid by the equity funds.

    o NET INVESTMENT INCOME FROM INTEREST OR DIVIDENDS RECEIVED ON SECURITIES HELD BY A FUND. Net investment income is the primary source of dividends paid by the bond and money market funds.

    The funds will distribute their investment income as follows:

                                                       Distributions of
      Fund                                        Net Investment Income
-------------------------------------------------------------------------------

     Wright Selected Blue Chip Equities Fun              Quarterly
     Wright Major Blue Chip Equities Fund                Quarterly
-------------------------------------------------------------------------------
     Wright International Blue Chip Equities Fund        Annually
-------------------------------------------------------------------------------
     Wright U.S. Treasury Money Market Fund     Declared Daily - Paid Monthly
     Wright U.S. Government Near Term Fund      Declared Daily - Paid Monthly
     Wright U.S. Government Intermediate Fund   Declared Daily - Paid Monthly
     Wright Current Income Fund                 Declared Daily - Paid Monthly
     Wright Total Return Bond Fund              Declared Daily - Paid Monthly


-----SIDE BAR TEXT-----
                                TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account you may want to avoid:

 o Investing in a fund near the end of its fiscal year. If the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

 o Selling shares at a loss for tax purposes and then making an identical investment within 30 days before or after the sale. This results in a "wash sale" and you will not be allowed to claim a tax loss.

-----END SIDE BAR TEXT-----


TAX CONSEQUENCES


Selling or exchanging mutual fund shares generally is a taxable event and may result in a capital gain or loss. Distributions, whether received in cash or additional fund shares, are subject to federal income tax.


             DISTRIBUTION                       TAX STATUS
------------------------------------------------------------------------------
         Income  dividends                   Ordinary  income  or
                                          "qualified dividend income"(1)
         Short-term capital gains            Ordinary  income
         Long-term capital gains             Long-term capital gains


(1) Income dividends designated by a fund as "qualified dividend income" are taxable to an individual shareholder at a maximum 15% U.S. federal income tax rate, provided that certain conditions, including holding period requirements, are met by the fund and the shareholder.

Wright International Blue Chip Equities Fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments.

Your investment in the funds could have additional tax consequences. Please consult your tax advisor on state, local, foreign or other applicable tax laws.

MANAGING THE FUNDS

Wright Investors' Service, Inc. is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages approximately $2.2 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 25,000 companies in more than 50 nations.

Wright manages the investments of the funds and portfolios. Wright is located at 440 Wheelers Farms Road, Milford, CT 06460. Wright receives a monthly advisory fee for its services. The table below lists the effective annual advisory fee rates paid for the fiscal year ended December 31, 2003:


                                                          Fee Paid
     Fund                                   (as a % of average daily net assets)
-------------------------------------------------------------------------------
     Wright Selected Blue Chip Equities Fund                0.60%
     Wright Major Blue Chip Equities Fund                   0.60%
     Wright International Blue Chip Equities Fund           0.80%
     Wright U.S. Treasury Money Market Fund                 0.35%
     Wright U.S. Government Near Term Fund                  0.45%
     Wright U.S. Government Intermediate Fund               0.45%
     Wright Current Income Fund                             0.45%
     Wright Total Return Bond Fund                          0.45%
-------------------------------------------------------------------------------


INVESTMENT COMMITTEE

An investment committee of senior officers controls the investment selections, policies and procedures of the funds and the portfolios. These officers are experienced analysts with different areas of expertise, and have over 204 years of combined service with Wright. The investment committee consists of the following members:


    Committee Member                 Title                                  Joined Wright in
----------------------------------------------------------------------------------------------------
   Peter M. Donovan, CFA       Chairman and Chief Executive Officer                 1966
                               Chairman of the Investment Committee
   Judith R. Corchard          Executive Vice President - Investment Management     1960
                               Senior Investment Officer
   Jatin J. Mehta, CFA         Executive Vice President                             1969
   Michael F. Flament, CFA     Senior Vice President - Investment
                                and Economic Analysis                               1972
   James P. Fields, CFA        Senior Vice President - Fixed Income Investments     1982
   Amit S. Khandwala           Senior Vice President - International Investments    1986
   Stanley Kirtman             Executive Vice President - Equities                  2002
   Charles T. Simko, Jr., CFA  Senior Vice President - Investment Research          1985
   Anthony van Daalen, CFA     Senior Vice President - Fixed Income Investments     2002


The investment adviser, principal underwriter, and each fund have adopted codes of ethics governing personal securities transactions. Under the codes, Wright employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

-----SIDE BAR TEXT-----
                                 ADMINISTRATOR

Eaton Vance Management ("Eaton Vance")serves as the funds' administrator and is responsible for managing their daily business affairs. Eaton Vance's services include recordkeeping, preparing and filing documents required to comply with federal and state securities laws, supervising the activities of the funds' custodian , providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.

-----END SIDE BAR TEXT-----



PORTFOLIO TURNOVER

The funds may sell a portfolio security regardless of how long the security has been held. The funds do not intend to engage in trading for short-term profits. However, portfolio turnover rates will vary. In the past turnover rates have exceeded and in the future may exceed 100%. A turnover rate of 100% means the securities owned by a fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the funds and in higher net taxable gains for you as an investor, and will reduce the funds' returns.

FINANCIAL HIGHLIGHTS

These financial highlights will help you understand each fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Deloitte & Touche LLP, independent certified public accountants, audited this information. Their reports and the funds' financial statements are incorporated herein by reference and are included in the funds' annual report, which is available upon request.

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------


                                                                           Year Ended December 31,
                                                             -----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           2003(6)       2002(6)      2001(6)      2000(6)      1999
-------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $  9.270     $  11.580    $  13.430    $  15.130    $ 17.630
                                                               --------     --------     --------     --------     --------
Income (loss) from investment operations:
     Net investment (loss) income(1) .......                  $ (0.023)    $  (0.046)   $  (0.045)   $  (0.041)   $  0.181
     Net realized and unrealized gain (loss)                     2.756        (1.831)      (1.322)       1.638       0.638
                                                               --------     --------     --------     --------     --------
         Total income (loss)
         from investment operations.........                  $  2.733     $  (1.877)   $  (1.367)   $   1.597    $  0.819
                                                               --------     --------     --------     --------     --------
Less distributions:
     Dividends from investment income.......                  $  -         $   -        $   -        $   -        $ (0.055)
     Distributions from capital gains.......                    (0.133)       (0.433)      (0.483)      (3.297)     (3.264)
                                                               --------     --------     --------     --------     --------
         Total distributions................                  $ (0.133)    $  (0.433)   $  (0.483)   $  (3.297)   $ (3.319)
                                                               --------     --------     --------     --------     --------
Net asset value, end of year................                  $ 11.870     $   9.270    $  11.580    $  13.430    $ 15.130
                                                               =========   ==========   ==========   ==========   ==========

Total return(2) ............................                    30.06%       (16.98%)     (10.15%)      10.75%       5.75%

Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)..                  $  38,190    $  32,817    $  45,883    $  51,201    $ 74,547
     Ratio of net expenses to average net assets                 1.25%         1.26%(3)     1.26%(3)     1.26%(3)     1.16%(3)
     Ratio of net expenses after custodian fee
        reduction to average net assets.....                     1.25%         1.25%(3)(5)  1.25%(3)(5)  1.25%(3)(5)  1.15%(3)(5)

     Ratio of net investment income (loss) to average
        net assets..........................                    (0.23%)       (0.44%)      (0.38%)      (0.28%)     0.36%
     Portfolio turnover rate  ..............                      106%          119%(4)       67%(4)       55%(4)    106%(4)

----------------------------------------------------------------------------------------------------------------------------------

(1)The operating expenses of the fund were reduced by an allocation of expenses to the distributor and/or investment adviser. Had such action not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                2003          2002         2001         2000         1999
                                                          --------------------------------------------------------------------

     Net investment income (loss) per share.                  $ (0.057)    $  (0.064)   $  (0.057)   $  (0.051)    $  0.151
                                                              ==========   ==========   ==========   ==========   ==========
     Ratios (As a percentage of average net assets):

         Expenses...........................                     1.59%         1.43%(3)     1.37%(3)     1.33%(3)     1.22%(3)
                                                              ==========   ==========   ==========   ==========   ==========
         Expenses after custodian fee reduction                  1.59%         1.42%(3)(5)  1.36%(3)(5)   1.32%(3)(5) 1.21%(3)(5)
                                                              ==========   ==========   ==========   ==========   ==========
         Net investment income (loss).......                    (0.57%)       (0.61%)      (0.49%)      (0.35%)       0.30%
                                                              ==========   ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses.
(4)Represents portfolio turnover rate of the fund's corresponding portfolio.
(5)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
(6)Certain per share amounts are based on average shares outstanding.


WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------



                                                                           Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           2003(4)       2002(4)      2001(4)      2000(4)     1999(4)
----------------------------------------------------------------------------------------------------------------------------------



Net asset value, beginning of year..........                  $  8.570     $  11.380    $  13.690    $  16.290     $ 13.670
                                                               --------     --------     --------     --------      --------

Income (loss) from investment operations:

     Net investment income (loss)(1) .......                  $  0.029     $   0.024    $  (0.009)   $  (0.001)    $  0.042
     Net realized and unrealized gain (loss)                     1.958        (2.812)      (2.301)      (2.005)       3.202
                                                               --------     --------     --------     --------      --------

         Total income (loss)
         from investment operations.........                  $  1.987     $  (2.788)   $  (2.310)   $  (2.006)    $  3.244
                                                               --------     --------     --------     --------      --------

Less distributions:

     Dividends from investment income.......                  $ (0.027)    $  (0.022)   $   -        $  (0.010)    $ (0.045)
     Distributions from capital gains.......                     -             -            -           (0.584)      (0.579)
                                                               --------     --------     --------     --------      --------

         Total distributions................                  $ (0.027)    $  (0.022)   $   -        $  (0.594)    $ (0.624)
                                                               --------     --------     --------     --------      --------

Net asset value, end of year................                  $ 10.530     $   8.570    $  11.380    $  13.690     $ 16.290
                                                               ==========   ==========   ==========   ==========   ==========

Total Return(3) ............................                    23.20%     (24.50%)       (16.87%)     (12.49%)      23.95%

Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)..                  $  71,539    $  66,609    $  95,121    $ 135,262     $144,359
     Ratio of net expenses to average net assets                  1.25%        1.22%        1.13%        1.06%        1.05%
     Ratio of net expenses after custodian fee
        reduction to average net assets(2)(6)                     1.25%        1.22%        1.13%        1.06%        1.05%
     Ratio of net investment income (loss) to
        average net assets .................                      0.31%        0.25%       (0.08%)      (0.00%)(5)    0.27%
     Portfolio turnover rate................                       143%        130%           78%          88%          59%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended December 31, 2003, and 1999, the operating expenses of the Fund were reduced by an allocation of expenses to the distributor and/or investment adviser. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2003                                                 1999
                                                              --------                                             -------

     Net investment income per share........                  $  0.024                                             $  0.034
                                                              ========                                            ==========
     Ratios (As a percentage of average net assets):

       Expenses.............................                     1.31%                                                1.10%
                                                              =========                                           ==========
       Expenses after custodian fee reduction(2)                 1.31%                                                1.10%

                                                              ==========                                          ==========
       Net investment income................                     0.26%                                                0.22%
                                                              ==========                                          ==========

-------------------------------------------------------------------------------

(2)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
(4)Certain per share amounts are based on average shares outstanding.
(5)Amount represents less than (0.00%) of average net assets.
(6)Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit expense ratios to 1.25%.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------



                                                                           Year Ended December 31,
                                                             ---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           2003(4)       2002(4)      2001(4)      2000(4)     1999(4)
----------------------------------------------------------------------------------------------------------------------------
Standard shares:

Net asset value, beginning of year..........                    $ 9.840      $11.510      $15.180      $18.900     $16.020
                                                              ---------    ---------    ---------    ---------    ---------
Income (loss)  from investment operations:
     Net investment income (loss) ..........                    $ 0.073      $ 0.070     $ (0.023)     $ 0.135    $ (0.004)
     Net realized and unrealized gain (loss)                      3.044       (1.740)      (3.647)      (3.455)      5.181
                                                              ---------    ---------    ---------    ---------    ---------
         Total income (loss)
            from investment operations......                    $ 3.117     $ (1.670)    $ (3.670)    $ (3.320)    $ 5.177
                                                              ---------    ---------    ---------    ---------    ---------
Less distributions:

     Dividends from investment income.......                   $ (0.067)     $ -          $ -          $ -         $ -
     Distributions from capital gains.......                      -            -            -           (0.400)     (2.297)
                                                              ---------    ---------    ---------    ---------    ---------

         Total distributions................                   $ (0.067)     $ -          $ -         $ (0.400)   $ (2.297)
                                                              ---------    ---------    ---------    ---------    ---------

Net asset value, end of year................                    $12.890      $ 9.840      $11.510      $15.180     $18.900
                                                             ==========   ==========   ==========   ==========   ==========
Total return(1) ............................                     31.96%      (14.51%)     (24.18%)     (17.58%)     34.26%

Ratios/Supplemental Data
     Net assets, end of year (000 omitted)..                   $ 54,586     $ 50,835      $ 66,828     $110,868    $147,610
     Ratio of net expenses to average net assets                  1.80%        1.66%(2)      1.56%(2)      1.49%(2)    1.49%(2)
     Ratio of net expenses after custodian fee
       reduction to average net assets(5)                         1.80%        1.65%        -            -           -
     Ratio of net investment income (loss) to average
        net assets                                                0.81%        0.65%        (0.18%)        0.76%      (0.02%)
     Portfolio turnover rate  ..............                        77%          62%(3)        39%(3)        53%(3)     105%(3)

---------------------------------------------------------------------------------------------------------------------------------

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
(2)Includes each fund's share of its corresponding Portfolio's allocated expenses.
(3)Represents portfolio turnover rate of the fund's corresponding portfolio.
(4)Certain per share amounts are based on average shares outstanding.
(5)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.


WRIGHT U.S. TREASURY MONEY MARKET FUND (WTMM)
-------------------------------------------------------------------------------



                                                                           Year Ended December 31,
                                                          -------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            2003         2002(5)       2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.............            $   1.0000   $   1.0000   $   1.0000   $    1.0000  $    1.0000

Income from investment operations:
   Net investment income(1)   .................            $   0.0060       0.0130       0.0359        0.0530       0.0420
   Net realized gain on investments sold.......                   - (6)     0.0263(+)    0.0004           --           --
                                                              --------     --------     --------     --------      --------
   Total income from investment operations.....            $   0.0060   $   0.0393   $   0.0363   $    0.0530  $    0.0420

Less distributions:
   Distributions from net investment income....            $  (0.0060)  $  (0.0393)  $  (0.0359)  $   (0.0530) $   (0.0420)
   Distributions from net realized gain........                -           --           (0.0004)      --           --
                                                              --------     --------     --------     --------      --------
   Total distributions.........................            $  (0.0060)  $  (0.0393)  $  (0.0363)  $   (0.0530) $   (0.0420)
                                                              --------     --------     --------     --------     --------
Net asset value, end of year...................            $   1.0000   $   1.0000   $   1.0000   $    1.0000  $    1.0000
                                                              =========    =========    =========    =========    =========
Total return(2) ...............................                0.60%        1.61%        3.70%         5.44%        4.29%

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted).......             $  13,097    $  17,369    $  18,584      $43,608      $62,527
   Ratio of net expenses to average net assets                  0.45%        0.46%        0.47%        0.46%        0.45%
   Ratio of net expenses after custodian fee
     reduction to average net assets(3)(4) ....                 0.45%        0.45%        0.45%        0.45%        0.45%
   Ratio of net investment income to average net assets         0.60%        1.28%        3.93%        5.33%        4.19%

----------------------------------------------------------------------------------------------------------------------------------

(1)During each of the above periods, the investment adviser voluntarily reduced its fee and in certain periods was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2003          2002         2001         2000         1999
                                                     --------------------------------------------------------------------

Net investment income (loss) per share.........            $  (0.0030)  $   0.0056   $   0.0330   $    0.0505  $    0.0402
                                                              =========    =========    =========    =========    =========
Ratios (as a percentage of average net assets):
   Expenses....................................                1.35%        1.18%        0.88%         0.71%        0.63%
                                                              =========    =========    =========    =========    =========
   Expenses after custodian fee reduction .....                1.35%        1.17%(3)     0.86%(3)      0.70%(3)     0.63%(3)
                                                              =========    =========    =========    =========    =========
   Net investment income (loss) ...............               (0.30%)       0.55%        3.52%         5.08%        4.01%
                                                              =========    =========    =========    =========    =========

-------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
(4)Under a written agreement in effect for the current fiscal year, Wright waives advisory fees and/or assumes operating expenses to the extent necessary to limit the expense ratio to 0.45% after custodian fee credits are applied.
(5)Certain of the per share data are based on average shares outstanding.
(6)Represents less than 0.0000.
+ Per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of fund shares and the amounts per share of realized and unrealized gains and losses at such times.


WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------


                                                                           Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            2003          2002         2001         2000        1999
----------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $ 10.490     $  10.290    $  10.080    $   9.930     $ 10.270
                                                              --------     --------     --------     --------      --------
Income (loss) from investment operations:
   Net investment income(1)  ...............                  $  0.165     $   0.349    $   0.480(7) $   0.525     $  0.534
   Net realized and unrealized gain (loss)..                    (0.102)        0.200        0.195(7)     0.143       (0.343)
                                                              --------     --------     --------     --------      --------
     Total income from investment operations                  $  0.063     $   0.549    $   0.675    $   0.668     $  0.191
                                                              --------     --------     --------     --------      --------

Less distributions:
     Distributions from investment income...                  $ (0.303)    $  (0.349)   $  (0.465)   $  (0.518)    $ (0.531)
                                                              --------     --------     --------     --------      --------
     Total distributions....................                  $ (0.303)    $  (0.349)   $  (0.465)   $  (0.518)    $ (0.531)
                                                              --------     --------     --------     --------      --------
Net asset value, end of year................                  $ 10.250     $  10.490    $  10.290    $  10.080     $  9.930
                                                              =========    =========    =========    =========     ========
Total return(2) ............................                     0.61%        5.42%         6.82%        6.94%        1.91%

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $ 27,557     $ 33,839     $  36,025    $  39,198     $ 52,825
   Ratio of net expenses to average net assets                   0.95%        0.97%(3)      0.97%(3)     0.98%(3)     0.91%(3)

   Ratio of net expenses after custodian fee
      reduction to average net assets ......                     0.95%(6)     0.95%(3)(4)(6)0.95%(3)(4)(6)0.95%(3)(4)(6)0.90%(3)(4)
   Interest expense  .......................                     0.01%         -            -           -            -
   Ratio of net investment income to average
      net assets............................                     1.75%         3.10%        4.40%       5.27%        5.27%
   Portfolio turnover rate  ................                      165%           64%(5)       92%(5)      65%(5)       0%(5)

-----------------------------------------------------------------------------------------------------------------------------------

(1)For  certain  periods  presented,  the  operating  expenses  of the fund were reduced by an allocation of expenses to the investment  adviser,  a reduction
   in  distribution   fees  by  the  principal   underwriter,   a  reduction  in
   administrator  fees,  or a  combination  thereof.  Had such  action  not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2003          2002         2001         2000         1999
                                                             --------------------------------------------------------------------

     Net investment income per share........                  $  0.134     $   0.323    $   0.452    $   0.511     $  0.526
                                                              =========    =========    =========    =========    =========
     Ratios (As a percentage of average net assets):

       Expenses ............................                     1.28%         1.20%(3)     1.22%(3)     1.13%(3)     0.99%(3)
                                                              =========    =========    =========    =========    =========
       Expenses after custodian fee reduction                    1.28%         1.18%(3)(4)  1.20%(3)(4)  1.10%(3)(4)  0.98%(3)(4)
                                                              =========    =========    =========    =========    =========
       Interest expense.....................                     0.01%         -            -            -            -
                                                              =========    =========    =========    =========    =========
       Net investment income................                     1.42%         2.87%        4.15%        5.13%        5.19%
                                                              =========    =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------

(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each year reported.  Dividends and  distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses.
(4)Custodian fees were reduced by credits  resulting from cash balances the fund maintained  with the custodian  (Note 1C). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits.
(5)Represents portfolio turnover rate of the fund's corresponding portfolio.
(6)Under a written  agreement,  Wright  waives  all or a portion  of either  its advisory  and/or  distribution  fees and  assumes  operating  expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.
(7)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.491 and net realized and unrealized  gain
   (loss) per share would have been $0.184.


WRIGHT U.S. GOVERNMENT INTERMEDIATE FUND (WUSGI)
-------------------------------------------------------------------------------




                                                                           Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             2003         2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $ 13.790     $  13.630    $  13.750    $  12.890     $ 14.400
                                                              --------     --------     --------     --------      --------
Income (loss) from investment operations:
   Net investment income(1) ................                  $  0.422     $   0.575    $   0.651(7) $   0.737     $  0.722
   Net realized and unrealized gain (loss)..                    (0.235)        0.496        0.006(7)     0.842       (1.282)
                                                              --------     --------     --------     --------      --------
     Total income (loss)
     from investment operations.............                  $  0.187     $   1.071    $   0.657    $   1.579     $ (0.560)
                                                              --------     --------     --------     --------      --------
Less distributions:
   Distributions from investment income.....                  $ (0.451)    $  (0.605)   $  (0.701)   $  (0.719)    $ (0.716)
   Distributions from capital gains.........                    (0.506)       (0.306)      (0.076)       -           (0.234)
                                                              --------     --------     --------     --------      --------

     Total distributions....................                  $ (0.957)    $  (0.911)   $  (0.777)   $  (0.719)    $ (0.950)
                                                              --------     --------     --------     --------      --------

Net asset value, end of year................                  $ 13.020     $  13.790    $  13.630    $  13.750     $ 12.890
                                                              =========    =========    =========    =========    =========
Total return(2) ............................                     1.36%        8.07%         5.40%       12.61%      (3.97%)

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $  13,954    $  15,515    $  10,169    $  16,498     $ 31,192
     Ratio of net expenses to average net assets                  0.95%        1.01%(3)     1.02%(3)     0.97%(3)     0.92%(3)

     Ratio of net expenses after custodian fee
        reduction to average net assets.....                      0.95%(6)     0.95%(3)(4)(6)0.95%(3)(4)(6)0.95%(3)(4)(6)0.90%(3)(4)
     Interest expense.......................                      0.01%        -            -            -            -
     Ratio of net investment income
        to average net assets...............                     3.13%        3.95%        5.11%        5.55%        5.26%
   Portfolio turnover rate  ................                      167%          98%(5)       27%(5)       74%(5)        0%(5)

-----------------------------------------------------------------------------------------------------------------------------------

 1)For each of the periods  presented,  the operating  expenses of the fund were  reduced  by an  allocation  of  expenses  to the  investment  adviser or a reduction in the investment adviser fee, a reduction in distribution fees by the distributor,  a reduction in administrator fees, or a combination  thereof.  Had such action not been  undertaken,  the net  investment  income per share and the ratios would have been as follows:
                                                                2003          2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------

Net investment income per share.............                  $  0.326     $   0.477    $   0.547    $   0.700   $  0.703
                                                              =========    =========    =========    =========    =========
Ratios (as a percentage of average net assets):

   Expenses ................................                     1.66%         1.62%(3)     1.84%(3)     1.26%(3)   1.06%(3)
                                                              =========    =========    =========    =========    =========
   Expenses after custodian fee reduction...                     1.66%         1.56%(3)(4)  1.77%(3)(4)  1.24%(3)(4)1.04%(3)(4)

                                                              =========    =========    =========    =========    =========
   Interest expense.........................                     0.01%         -            -            -            -
                                                              =========    =========    =========    =========    =========
   Net investment income....................                     2.42%         3.28%        4.29%        5.27%       5.12%
                                                              =========    =========    =========    =========    =========

--------------------------------------------------------------------------------------------------------------------------------

(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each year reported.  Dividends and  distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses.
(4)Custodian fees were reduced by credits  resulting from cash balances the fund and the portfolio maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets  reported above is computed  without consideration of such credits.
(5)Represents portfolio turnover rate at the fund's corresponding portfolio.
(6)Under a written  agreement,  Wright  waives  all or a portion  of either  its advisory  and/or  distribution  fees and  assumes  operating  expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.
(7)Reporting   guidelines   require  the  fund  to   disclose   the  effects  of
   implementing  the change in accounting  for the  amortization  of premium and discount on debt securities. If the adjustments were not made, net investment income per share would have been $0.713 and net realized and unrealized  gain
   (loss) per share would have been $(0.056).


WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------



                                                                           Year Ended December 31,
                                                              ---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            2003          2002        2001(4)      2000(4)     1999(4)
-----------------------------------------------------------------------------------------------------------------------------
Standard Shares
Net asset value, beginning of year..........                  $ 10.810     $  10.580    $  10.460    $  10.090    $ 10.660
                                                              --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income(1)  ...............                  $  0.417     $   0.565    $   0.616    $   0.631    $  0.620
   Net realized and unrealized gain (loss)..                    (0.235)        0.231        0.120        0.372      (0.570)
                                                              --------     --------     --------     --------     --------
       Total income from
          investment operations.............                  $  0.182    $   0.796    $   0.736    $   1.003    $  0.050
                                                              --------     --------     --------     --------     --------

Less distributions:
   Distributions from net investment income.                  $ (0.502)    $  (0.555)   $  (0.616)   $  (0.633)   $ (0.620)
   Tax return of capital....................                     -            (0.011)      --           --          --
                                                              --------     --------     --------     --------     --------
       Total distributions..................                  $ (0.502)    $  (0.566)   $  (0.616)   $  (0.633)   $ (0.620)
                                                              --------     --------     --------     --------     --------
Net asset value, end of year................                  $ 10.490     $  10.810    $  10.580    $  10.460    $ 10.090
                                                              =========    =========    =========    =========    =========
Total return(2) ............................                     1.73%         7.70%        7.18%       10.31%        0.52%

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $  36,332    $  59,077    $  54,966    $  68,015     $76,452
   Ratio of net expenses to average net assets                    0.95%        0.97%(3)     0.95%(3)(6)  0.95%(3)(6)  0.91%(3)

   Ratio of net expenses after custodian fee
     reduction to average net assets(6) ....                      0.95%        0.95%(3)(7)   --           --           --
   Interest expense.........................                      0.01%           --          --           --           --
   Ratio of net investment income
      to average net assets.................                      4.43%        5.28%        5.83%        6.22%       6.02%
   Portfolio turnover rate .................                        20%          36%(5)        4%(5)        6%(5)       0%(5)

-----------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended  December 31,  2003,  2002,  2001,  2000,  and 1999,  the
   operating expenses of the fund were reduced by an allocation of expenses to the investment adviser or a reduction in distribution expense by the distributor. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2003          2002         2001         2000         1999
                                                     ------------------------------------------------------------------------

     Net investment income per share........                  $  0.401     $   0.555    $   0.609    $   0.629     $  0.615
                                                              =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):

       Expenses ............................                     1.12%         1.06%(3)     1.02%(3)     0.97%(3)     0.96%(3)
                                                              =========    =========    =========    =========     =========
       Expenses after custodian fee reduction(7)                 1.12%         1.04%(3)     --           --          --
                                                              =========    =========    =========    =========     =========
       Interest expense.....................                     0.01%         --           --           --          --
                                                              =========    =========    =========    =========     =========
       Net investment income................                     4.26%         5.19%        5.76%        6.20%        5.97%
                                                              =========    =========    =========    =========     =========
----------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses.
(4)Certain of the per share data are based on average shares outstanding.
(5)Represents portfolio turnover rate at the fund's corresponding portfolio.
(6)Under a written agreement in effect for the current fiscal year, Wright waives all or a portion of either its advisory and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.
(7)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.


WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------



                                                                           Year Ended December 31,
                                                              --------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            2003          2002         2001         2000        1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 13.010     $  12.550    $ 12.630    $  12.100     $ 13.310
                                                              --------     --------     --------     --------      --------
Income (loss) from investment operations:
   Net investment income(1) ................                  $  0.483     $   0.639    $  0.709 (4)$   0.712     $  0.679
   Net realized and unrealized gain (loss)..                    (0.066)        0.461      (0.090)(4)    0.530       (1.190)
                                                              --------     --------     --------     --------      --------
     Total income (loss) from investment operations           $  0.417     $   1.100    $  0.619     $  1.242     $ (0.511)
                                                              --------     --------     --------     --------      --------
Less distributions:

   Distributions from investment income.....                  $ (0.557)    $  (0.640)   $  (0.699)   $  (0.712)    $ (0.680)
   Distributions from capital gains.........                     -            --            -            -           (0.019)
                                                              --------     --------     --------     --------      --------
     Total distributions....................                  $ (0.557)    $  (0.640)   $  (0.699)   $  (0.712)    $ (0.699)
                                                              --------     --------     --------     --------      --------
Net asset value, end of year................                  $ 12.870     $ 13.010     $ 12.550     $  12.630     $ 12.100
                                                              =========    =========    =========    =========    =========
Total return(2) ............................                     3.25%        9.03%        4.96%        10.62%      (3.91%)

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $ 42,317     $ 39,404     $ 50,620     $  65,775     $ 87,336
   Ratio of net expenses to average net assets                   0.95%        0.96%        0.96%         0.96%        0.90%

   Ratio of net expenses after custodian fee
     reduction to average net assets........                     0.95%(5)     0.95%(3)(5)  0.95%(3)(5)   0.95%(3)(5)  0.90%(3)

   Ratio of net investment income to average
      net assets............................                     3.67%        4.92%        5.44%        5.84%        5.36%
   Portfolio turnover rate..................                      131%          68%          38%          61%          31%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended December 31, 2003, 2002, 2001 and 1999, the operating expenses of the fund were reduced by an allocation of expenses to the investment adviser, and/or a reduction in distribution expenses by the distributor. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2003          2002         2001                      1999
                                                     -----------------------------------------------------------------------

   Net investment income per share..........                  $  0.455     $  0.621     $  0.701                   $  0.678
                                                              ==========   ==========   ==========               ==========
   Ratios (As a percentage of average net assets):

     Expenses...............................                     1.17%         1.09%        1.02%                     0.91%
                                                              ==========   ==========   ==========               ==========
     Expenses after custodian fee reduction.                     1.17%         1.08%(3)     1.01%(3)                  0.91%(3)
                                                              ==========   ==========   ==========               ==========
     Net investment income..................                     3.46%         4.78%        6.38%                     5.35%
                                                              ==========   ==========   ==========               ==========

-------------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(4)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.716 and net realized and unrealized  gain
   (loss) per share would have been $(0.097).

(5)Under a written agreement, Wright waives all or a portion of either its advisory and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.


FOR MORE INFORMATION

Additional information about the funds' investments is available in the funds' semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.


You may want to read the statement of additional information (SAI) for more information on the funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of the prospectus. You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the funds by writing, calling, or e-mailing:

    Wright Investors' Service Distributors, Inc.
    440 Wheelers Farms Road
    Milford, CT 06460
    (800) 888-9471
    E-mail: funds@wrightinvestors.com

Copies of documents and application forms can be viewed and downloaded from Wright's web site: www.wrightinvestors.com.

Text-only versions of fund documents can be viewed on-line or downloaded from the SEC's web site at http://www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained by sending your request and the appropriate duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov. Investment Company Act file numbers:

     The Wright Managed Equity Trust..........................811-03489
     The Wright Managed Income Trust..........................811-03668

                           WRIGHT CURRENT INCOME FUND
                  (a series of The Wright Managed Income Trust)


                       STATEMENT OF ADDITIONAL INFORMATION

                               December 3, 2004



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related Prospectus (also dated December 3, 2004), which covers shares of Wright Current Income Fund, to be issued in exchange for shares of Wright U.S. Government Intermediate Fund. Please retain this Statement of Additional Information for further reference.

         The Prospectus is available to you free of charge (please call 1-800-888-9471).

INTRODUCTION............................................................2
EXHIBITS................................................................2
ADDITIONAL INFORMATION ABOUT WRIGHT CURRENT INCOME FUND.................2
         FUND HISTORY...................................................2
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS...............2
         MANAGEMENT OF THE FUND.........................................2
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............3
         INVESTMENT ADVISORY AND OTHER SERVICES.........................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES.......................3
         CAPITAL STOCK AND OTHER SECURITIES.............................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES.....................3
         TAXATION OF THE FUND...........................................3
         UNDERWRITERS...................................................3
         CALCULATION OF PERFORMANCE DATA................................3
         FINANCIAL STATEMENTS...........................................3

                                  INTRODUCTION

         This Statement of Additional  Information is intended to supplement the
information   provided  in  the  Prospectus,   dated  December 3,  2004  (the
"Statement"), relating to the proposed reorganization of Wright U.S. Government Intermediate Fund into Wright Current Income Fund, each a series of The Wright Managed Income Trust.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Statement of additional information of The Wright Managed Income Trust, dated May 1, 2004 (the "SAI") (File No. 2-81915), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0000715165-04-000007), is incorporated herein by reference.

2. Annual Report of The Wright Managed Income Trust for the fiscal year ended December 31, 2003 (File No.811-3668), as filed with the Securities and Exchange Commission on March 2, 2004 (Accession No. 0000940394-04-000233), is incorporated herein by reference.

4. Semiannual Report of The Wright Managed Income Trust for the period ended June 30, 2004 (the "Semiannual Report") (File No. 811-3668), as filed with the Securities and Exchange Commission on August 27, 2004
        (Accession No. 0000940394-04-000778), is incorporated herein by reference.


                          ADDITIONAL INFORMATION ABOUT
                           WRIGHT CURRENT INCOME FUND

FUND HISTORY

         For additional information about Wright Current Income Fund generally, see "Additional Information About the Trusts" in the SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about Wright Current Income Fund's investment objective, policies, risks and restrictions, see "The Fund's and their Investment Policies - The Wright Managed Income Trust" and "Investment Policies and Other Information" in the SAI.

MANAGEMENT OF THE FUND

         For additional information about Wright Current Income Fund's Board of Trustees and officers, see "Management and Organization" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information, see "Control Persons and Principal Holders of Shares" "Custodian and Transfer Agent," and "Independent Certified Public Accountants" in Wright Current Income Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Advisory and Administrative Services," "Custodian and Transfer Agent," and "Independent Certified Public Accountants" in Wright Current Income Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Wright Current Income Fund's brokerage allocation practices, see "Brokerage Allocation" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For   additional   information   about  the  voting  rights  and  other
characteristics of shares of beneficial interest of Wright Current Income Fund, see "Pricing of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Wright Current Income Fund, see "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in Wright Current Income Fund, see "Taxes" in the SAI.

UNDERWRITERS

         For additional information about the Wright Current Income Fund's principal underwriter and distribution plans, see "Principal Underwriter" and "Service Plans" in the SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of Wright Current Income Fund, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in the SAI and the Semiannual Report.

                                     PART C

                                OTHER INFORMATION

                         THE WRIGHT MANAGED INCOME TRUST

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of The Wright Managed Income Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-81915 and 811-03668) as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0000715165-04-000007), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a) Amended and Restated Declaration of Trust dated April 28, 1997 filed as Exhibit (1) to Post-Effective Amendment No.22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(1)(b) Amended Establishment and Designation of Series dated June 12, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A filed April 29, 2004 and incorporated herein by reference.

(2) Amended and Restated By-Laws dated March 18, 1997 filed as Exhibit(2) to Post-Effective Amendment No.22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(3)            Not applicable.

(4) Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Prospectus included as Part A of this Registration Statement.

(5)            Reference is made to Exhibits (1) and (2) hereof

(6)(a) Investment Advisory Contract dated September 23, 1998 with Wright Investors' Service, Inc., on behalf of Wright U.S.Treasury Money Market Fund, filed as Exhibit(d)(1) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed February 24, 1999 and incorporated herein by reference.

(6)(b) Investment Advisory Contract dated September 1, 2000 with Wrigh Investors' Service, Inc.,on behalf of: Wright U.S. Treasury Fund, Wright U.S. Government Near Term Fund, Wright Total Return Bond Fund and Wright Current Income Fund, filed as Exhibit (d)(2) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed February 28, 2001 and incorporated herein by reference.

(7) Distribution Contract with MFBT Corporation dated December 19, 1984 filed as Exhibit (6) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(8)            Not applicable.

(9) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (8)(a) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(9)(b) Amendment dated September 20, 1995 to Master Custodian Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(9)(c) Amendment dated September 24, 1997 to Master Custodian Agreement filed as Exhibit (g)(3) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed February 24, 1999 and incorporated herein by reference.

(9)(d) Extension Agreement dated January 9, 2001 to the Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(4) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed February 28, 2001 and incorporated herein by reference.

(9)(e) Amendment Agreement dated June 16, 2003 to the Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(5) to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A filed April 29, 2004 and incorporated herein by reference.

(10)(a) Rule 18f-3 Plan dated May 1, 1997 for Standard and Institutional Shares filed as Exhibit (18) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(10)(b) Standard Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated May 1, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(11) Opinion of Counsel (legality of securities being offered) filed herewith as Exhibit (11).

(12) Form of opinion as to tax matters and consent filed herewith as Exhibit (12).

(13)(a) Transfer Agency and Services Agreement dated June 14, 2002 between the Registrant and Forum Shareholder Services, LLC, filed as Exhibit (h)(1) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed April 29, 2002 and incorporated herein by reference.

(13)(b) Service Plan dated May 1, 1997 filed as Exhibit (9)(c) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(13)(c) Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit (5)(b)(1) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 29, 1998 and incorporated herein by reference.

(13)(d) Amendment dated June 6, 2000 to Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit (d)(4) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on February 28, 2001 and incorporated herein by reference.

(13)(e) Amendment dated December 20, 2002 to Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998, filed as Exhibit (d)(5) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Consent of Independent Registered Public Accounting Firm filed herewith as Exhibit (14).

(15)           Not applicable

(16)           Power of Attorney filed herewith as Exhibit (16).

(17)(a) Code of Ethics filed as Exhibit (q) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on April 28, 2000 and incorporated herein by reference.



ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Milford and the State of Connecticut, on the 3rd day of November, 2004.

                                            The Wright Managed Income Trust

                                            By: /s/ Peter M. Donovan
                                                ---------------------
                                                    Peter M. Donovan
                                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

/s/ Peter M. Donovan                  President, Principal Executive           November 3, 2004
---------------------------           Officer and Trustee
Peter M. Donovan

James L. O'Connor        *            Treasurer, Principal Financial
---------------------------           and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.      *
-----------------------               Trustee
H. Day Brigham, Jr.


----------------------                Trustee
James J. Clarke

Dorcas R. Hardy          *
----------------------                Trustee
Dorcas R. Hardy

Leland Miles             *
--------------------                  Trustee
Leland Miles

A. M. Moody III          *
--------------------                  Trustee
A. M. Moody III

Richard E. Taber         *
--------------------                  Trustee
Richard E. Taber


*  By:   /s/ Peter M. Donovan                                                  November 3, 2004
         -----------------------------------
         Peter M. Donovan, Attorney-in-Fact


                                  Exhibit Index

The following exhibits are filed as part of this Registration Statement:

Exhibit No.       Description

(12)              Form of Opinion as to Tax Matters and Consent

(14)              Consent of Independent Registered Public Accounting Firm

(16)              Power of Attorney